UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number  811-05518
                                                 ---------------

                               The RBB Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Salvatore Faia
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
          ------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1112
                                                           -------------

                       Date of fiscal year end: August 31
                                               ----------

                     Date of reporting period: May 31, 2009
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.


                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                      PAR (000)        VALUE
                                                     -----------   -------------
CERTIFICATES OF DEPOSIT--42.5%
DOMESTIC CERTIFICATES OF DEPOSIT--7.3%
Bank of America N.A.
   0.400%, 08/21/09                                  $    10,000   $  10,000,000
Chase Bank USA, N.A.
   0.520%, 07/15/09                                        5,000       5,000,000
RBS Securities, Inc.
   1.060%, 08/03/09                                        3,000       3,000,000
State Street Bank and Trust Co.
   1.050%, 06/15/09                                       10,000      10,000,000
   0.610%, 07/27/09                                       10,000      10,000,000
                                                                   -------------
                                                                      38,000,000
                                                                   -------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--35.2%
Banco Bilbao Vizcaya Argentaria S.A., New York
   0.970%, 07/01/09                                        4,950       4,950,041
   0.855%, 07/15/09                                        3,000       3,000,018
   1.150%, 08/03/09                                        5,000       5,000,087
   1.070%, 10/29/09                                        4,000       4,000,166
Bank of Montreal, Chicago
   0.880%, 06/11/09                                        5,000       5,000,000
Barclays Bank PLC, New York
   0.850%, 06/03/09                                       10,000      10,000,000
   0.700%, 06/16/09                                       10,000      10,000,000
BNP Paribas SA, New York
   2.290%, 06/08/09                                        3,600       3,600,000
   0.870%, 06/12/09                                        6,000       6,000,000
   0.740%, 07/06/09                                        3,000       3,000,000
   1.170%, 07/08/09                                        2,000       2,000,000
   0.740%, 07/10/09                                        3,000       3,000,000
   0.330%, 07/20/09                                        5,000       5,000,000
   0.650%, 11/20/09                                        3,000       3,000,000
Deutsche Bank AG, New York
   0.620%, 07/15/09                                        7,000       7,000,000
   0.620%, 07/17/09                                        5,000       5,000,000
   0.500%, 08/11/09                                        8,000       8,000,000
Dexia Credit Local, New York (b)(d)
   1.013%, 06/17/09                                        6,000       6,000,000
   0.610%, 06/19/09                                        2,000       2,000,010
DnB NOR BANK ASA, New York
   0.870%, 06/09/09                                        7,000       7,000,000

                                                      PAR (000)        VALUE
                                                     -----------   -------------
Lloyds TSB Bank PLC, New York
   1.040%, 07/23/09                                  $     8,000   $   8,000,000
Mizuho Corporate Bank Ltd., New York
   0.650%, 08/06/09                                        3,250       3,250,000
Rabobank Nederland NV, New York
   0.750%, 06/09/09                                        3,500       3,500,000
   0.650%, 06/25/09                                        3,000       3,000,000
   0.700%, 07/13/09                                        5,000       5,000,000
   0.850%, 08/03/09                                        5,000       5,000,000
Royal Bank of Scotland, New York
   1.070%, 06/15/09                                        5,000       5,000,019
   1.320%, 06/30/09                                        3,500       3,500,000
   1.250%, 07/09/09                                        5,000       5,000,000
Societe Generale, New York
   1.050%, 07/13/09                                        2,500       2,500,000
   0.820%, 07/14/09                                        5,000       5,000,000
   0.800%, 11/06/09                                       10,000      10,000,000
Svenska Handelsbanken, New York
   1.000%, 06/11/09                                        2,400       2,400,000
Toronto Dominion Bank, New York
   2.500%, 06/09/09                                        1,350       1,350,000
   2.420%, 06/11/09                                        2,250       2,250,000
   0.440%, 09/15/09                                        4,000       4,000,059
UBS AG, Stamford
   1.250%, 07/06/09                                        3,000       3,000,000
   1.250%, 07/07/09                                       10,000      10,000,000
                                                                   -------------
                                                                     184,300,400
                                                                   -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $222,300,400)                                               222,300,400
                                                                   -------------
COMMERCIAL PAPER--29.1%
Atlantis One Funding Corp.
   0.751%, 06/10/09                                        5,000       4,999,062
Banco Bilbao Vizcaya Argentaria S.A.
   1.005%, 11/13/09                                        6,500       6,470,208
Barclays US Funding Corp.
   0.701%, 06/16/09                                        3,000       2,999,125
BASF AG
   0.360%, 08/04/09                                        5,000       4,996,800
Cancara Asset Securitisation LLC
   0.801%, 06/15/09                                        5,000       4,998,444

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                      PAR (000)        VALUE
                                                     -----------   -------------
CBA (Delaware) Finance Inc.
   0.0%, 08/04/09                                    $    12,000   $  11,990,827
Charta LLC
   0.500%, 07/15/09                                        5,000       4,996,944
CRC Funding LLC
   0.500%, 07/13/09                                        8,000       7,995,333
Danske Corp.
   1.053%, 06/15/09                                        4,000       3,998,367
   0.832%, 06/30/09                                        3,000       2,997,994
   0.701%, 07/16/09                                        3,000       2,997,375
   0.748%, 11/05/09                                        9,000       8,970,955
Dexia Delaware LLC
   0.250%, 06/01/09                                        2,000       2,000,000
DnB NOR BANK ASA
   1.248%, 07/21/09                                        2,000       1,996,556
   1.613%, 10/08/09                                        5,000       4,971,333
Erasmus Capital Corp.
   0.400%, 07/01/09                                        2,500       2,499,167
Fairway Finance Co. LLC
   0.501%, 07/06/09                                        1,000         999,514
Galleon Capital LLC
   0.701%, 06/01/09                                        3,000       3,000,000
ING US Funding LLC
   0.681%, 07/22/09                                        2,000       1,998,073
Intesa Funding LLC
   0.691%, 07/06/09                                        5,000       4,996,646
Mont Blanc Capital Corp.
   0.571%, 06/09/09                                        5,000       4,999,367
Nieuw Amsterdam Receivables Corp.
   1.103%, 06/15/09                                        7,000       6,997,006
Old Line Funding LLC
   0.480%, 06/03/09                                        2,354       2,353,937
Royal Bank of Scotland PLC (The)
   0.836%, 06/23/09                                        3,000       2,998,469
San Paolo IMI US Financial Co.
   1.106%, 07/15/09                                        8,000       7,989,244
Santander Central Hispano Finance (Delaware) Inc.
   1.664%, 08/03/09                                        3,000       2,991,338


                                                      PAR (000)        VALUE
                                                     -----------   -------------
Societe Generale North America, Inc.
   1.400%, 07/07/09                                  $     6,500   $   6,490,965
Straight-A Funding LLC
   0.501%, 08/03/09                                        3,200       3,197,200
   0.390%, 08/18/09                                        2,500       2,497,888
Svenska Handelsbanken, Inc.
   0.491%, 08/06/09                                       10,000       9,991,017
Tempo Finance Corp.
   0.551%, 07/06/09                                        1,031       1,030,449
UBS Finance (Delaware) LLC
   1.214%, 07/09/09                                        4,000       3,994,891
   1.254%, 07/09/09                                        2,000       1,997,361
   1.113%, 07/29/09                                        4,000       3,992,847
                                                                   -------------
TOTAL COMMERCIAL PAPER
   (Cost $152,394,702)                                               152,394,702
                                                                   -------------
VARIABLE RATE OBLIGATIONS--7.0%
BANKS--4.9%
Bank of America Securities LLC (b)
   0.520%, 06/01/09                                        4,000       4,000,000
Bank of Montreal, Chicago (a)(b)(c)
   0.911%, 10/05/09                                        2,850       2,850,000
HSBC USA Inc. (b)
   1.559%, 10/15/09                                          525         525,000
ING Bank NV (a)(b)(c)
   0.981%, 08/24/09                                        1,750       1,750,000
ING USA Global Funding Trust VI (b)
   1.751%, 09/18/09                                          855         855,000
Lloyds TSB Group PLC (a)(b)(c)
   1.286%, 08/07/09                                        2,250       2,250,000
Nordea Bank (b)(c)
   1.449%, 10/23/09                                        2,050       2,050,000
Rabobank Nederland NV (b)(c)(d)
   0.560%, 07/07/09                                        4,900       4,900,000
   1.016%, 05/04/10                                        5,000       5,000,000
Wachovia Bank N.A. (b)
   1.586%, 08/04/09                                        1,600       1,600,000
                                                                   -------------
                                                                      25,780,000
                                                                   -------------

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                      PAR (000)        VALUE
                                                     -----------   -------------
COSMETICS-TOILETRY--2.1%
Procter & Gamble International Funding SCA (b)
   0.996%, 05/07/10                                  $    11,000   $  11,000,000
                                                                   -------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $36,780,000)                                                 36,780,000
                                                                   -------------
AGENCY OBLIGATIONS--15.6%
Federal Home Loan Bank
   0.279%, 08/13/09(b)                                     1,600       1,600,000
   0.254%, 08/14/09(b)                                     2,495       2,494,949
   0.592%, 08/21/09                                        3,500       3,495,354
   0.592%, 08/25/09                                        1,500       1,497,910
   0.602%, 08/28/09                                        1,000         998,533
   0.582%, 09/02/09                                        3,000       2,995,505
   0.592%, 09/09/09                                       10,000       9,983,611
   0.730%, 02/05/10(b)                                     2,385       2,385,000
   0.815%, 02/26/10(b)                                     2,385       2,385,000
   0.999%, 07/09/10(b)                                     4,265       4,264,055
   1.107%, 10/08/10(b)                                     3,100       3,098,737
Federal Home Loan Mortgage Corp.
   0.246%, 09/28/09(b)                                     2,950       2,949,762
   1.039%, 07/14/10(b)                                     2,500       2,499,024
   0.641%, 08/24/10(b)                                     1,895       1,895,100
   1.244%, 09/03/10(b)                                     2,865       2,864,278
   0.419%, 02/14/11(b)                                    12,825      12,821,554
   1.268%, 04/01/11(b)                                     5,000       5,009,256
   0.896%, 05/05/11(b)                                    10,000       9,994,187
Federal National Mortgage Assoc.
   0.592%, 08/12/09                                        3,000       2,996,460
   0.602%, 08/26/09                                        3,000       2,995,700
   0.966%, 08/05/10(b)                                     2,300       2,299,013
                                                                   -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $81,522,988)                                                 81,522,988
                                                                   -------------
U.S. TREASURY OBLIGATIONS--2.5%
U.S. Treasury Bills
   0.391%, 08/06/09                                        2,600       2,598,141
   0.446%, 08/13/09                                        2,500       2,497,744
   0.471%, 08/20/09                                        3,000       2,996,870
   0.492%, 08/27/09                                        2,450       2,447,096


                                                      PAR (000)        VALUE
                                                     -----------   -------------
   0.321%, 09/03/09                                  $     2,800   $   2,797,660
                                                                   -------------
                                                                      13,337,511
                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $13,337,511)                                                 13,337,511
                                                                   -------------
REPURCHASE AGREEMENTS--3.2%
Deutsche Bank Securities Inc. (Tri-Party
   Agreement dated 05/29/09 to be
   repurchased at $16,674,250, collateralized by
   $16,674,000 par value, Federal National
   Mortgage Assoc.,6.25%, due 05/15/29; Federal
   Home Loan Mortgage Corp., 5.00%, due 01/30/14
   Market Value of the collateral is $17,175,116
   0.180%, 06/01/09                                       16,674      16,674,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $16,674,000)                                                 16,674,000
                                                                   -------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $523,009,601)*                                              523,009,601
                                                                   -------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                              334,008
                                                                   -------------
NET ASSETS (APPLICABLE TO 474,730,712
   BEDFORD SHARES AND 48,553,890 SANSOM STREET
   SHARES)--100.0%                                                 $ 523,343,609
                                                                   =============
NET ASSET VALUE, Offering and Redemption Price
   Per Bedford Share ($474,787,537 / 474,730,712)                  $        1.00
                                                                   =============

NET ASSET VALUE, Offering and Redemption Price
   Per Sansom Street Share ($48,556,072 / 48,553,890)              $        1.00
                                                                   =============

* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a)  Issuer is a US branch of a foreign domiciled bank.

(b)  Variable Rate Security. Rate shown is as of report date.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

(d) Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                                        FAIR
SHARES    DESCRIPTION                                                  VALUE
-------   -------------------------------------------------------   ------------
COMMON STOCK -- 99.1%
          SAVINGS, CREDIT & OTHER FINANCIAL
          INSTITUTIONS -- 90.5%
 15,655   American River Bankshares                                 $    187,703
 26,900   Associated Banc-Corp.                                          389,243
 71,600   Bank Holdings (The)*                                            50,832
116,400   Bank of America Corp.                                        1,311,828
 42,478   C&F Financial Corp.                                            689,843
 87,500   Capital Bank Corp.                                             489,125
 52,398   Centrue Financial Corp.                                        261,990
 72,800   Citizens Republic Bancorp, Inc.*                                82,992
 45,400   CityBank                                                       136,200
 35,700   Comerica, Inc.                                                 773,976
331,300   Corus Bankshares, Inc.*                                         96,077
  4,630   Crescent Banking Co.                                            10,418
 42,600   Financial Institutions, Inc.                                   492,030
 40,500   First United Corp.                                             490,050
 87,368   Hampton Roads Bankshares, Inc.                                 681,470
234,000   JPMorgan Chase & Co.                                         8,634,600
180,400   KeyCorp                                                        902,000
  3,917   MainSource Financial Group, Inc.                                31,219
172,111   National Bankshares, Inc.                                    4,127,222
186,199   Northrim BanCorp, Inc.                                       2,815,329
276,928   PAB Bankshares, Inc.                                           991,402
 15,000   Pacific Capital Bancorp N.A.                                    75,150
122,900   Pacific Premier Bancorp, Inc.*                                 600,981
 25,200   PacWest Bancorp                                                356,076
 26,600   Peoples Bancorp of North Carolina, Inc.                        172,900
 12,000   Peoples Financial Corp.                                        216,000
101,094   Premier Financial Bancorp                                      600,498
186,800   Regions Financial Corp.                                        782,692
 11,700   Umpqua Holdings Corp.                                           99,450
  5,472   United Security Bancshares, Inc.                                76,116
                                                                    ------------
                                                                      26,625,412
                                                                    ------------

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2009
                                   (UNAUDITED)

          STATE & NATIONAL BANKS -- 8.6%
 55,899   Bancorp, Inc. (The)*                                      $    344,897
 40,700   Cascade Financial Corp.                                        141,636
106,100   Community Bancorp*                                             122,015
 11,801   Cowlitz Bancorp*                                                42,011
 59,900   East West Bancorp, Inc.                                        483,393
 58,600   First Regional Bancorp*                                        102,550
 68,200   Rainier Pacific Financial Group, Inc.                           49,104
 67,897   Rurban Financial Corp.                                         558,792
 50,400   Summit Financial Group, Inc.                                   303,408
 26,100   Synovus Financial Corp.                                         85,347
 13,606   Taylor Capital Group, Inc.*                                     84,085
100,499   Temecula Valley Bancorp, Inc.                                   40,200
118,032   Vineyard National Bancorp*                                      11,803
 23,700   Yadkin Valley Financial Corp.                                  152,865
                                                                    ------------
                                                                       2,522,106
                                                                    ------------
             TOTAL COMMON STOCK (COST $63,776,856)                    29,147,518
                                                                    ------------
TEMPORARY INVESTMENTS -- 1.4%
397,235   PNC Bank Money Market                                          397,235
                                                                    ------------
             TOTAL TEMPORARY INVESTMENTS
                (COST $397,235)                                          397,235
                                                                    ------------
             TOTAL INVESTMENTS -- 100.5%
                (COST $64,174,091)                                    29,544,753
                                                                    ------------
             LIABILITIES IN EXCESS OF OTHER
                ASSETS -- (0.5%)                                        (143,274)
                                                                    ------------
             NET ASSETS -- 100%                                     $ 29,401,479
                                                                    ============

*    Non-income producing security.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost                  $ 64,174,091
                                ------------
Gross unrealized appreciation        412,147
Gross unrealized depreciation    (35,041,485)
                                ------------
Net unrealized appreciation     $(34,629,338)
                                ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK--98.1%
BASIC INDUSTRIES--3.6%
   Ashland, Inc.                                           7,610   $     203,948
   Massey Energy Co.                                       7,105         162,634
   Rock-Tenn Co., Class A                                  4,925         189,022
   Schweitzer-Mauduit International, Inc.                 21,915         492,430
   Sensient Technologies Corp.                            12,845         294,407
   USEC, Inc.*                                           133,995         716,873
                                                                   -------------
                                                                       2,059,314
                                                                   -------------
CAPITAL GOODS--9.6%
   Actuant Corp., Class A                                  9,815         120,528
   Acuity Brands, Inc.                                    15,745         427,949
   Beacon Roofing Supply, Inc.*                           39,725         576,012
   Brady Corp., Class A                                    9,333         231,272
   Drew Industries, Inc.*                                 18,515         265,690
   Gardner Denver, Inc.*                                  10,370         293,886
   Granite Construction, Inc.                              6,325         231,179
   Griffon Corp.*                                         32,400         313,956
   Lennox International, Inc.                             10,260         318,163
   Lincoln Electric Holdings, Inc.                        13,470         549,576
   LSI Industries, Inc.                                   17,875          87,051
   Mueller Industries, Inc.                                9,325         204,870
   Oshkosh Corp.                                          34,850         413,669
   Perini Corp.*                                          10,600         218,890
   RBC Bearings, Inc.*                                     6,700         123,615
   Rofin-Sinar Technologies, Inc.*                         5,495         123,912
   RTI International Metals, Inc.*                        17,050         243,986
   Toro Co.                                                8,485         261,338
   Wesco International, Inc.*                             17,160         458,687
                                                                   -------------
                                                                       5,464,229
                                                                   -------------
COMMUNICATIONS--0.6%
   EarthLink, Inc.*                                       42,650         334,376
                                                                   -------------
CONSUMER DURABLES--1.5%
   MDC Holdings, Inc.                                      9,155         281,150
   Tempur-Pedic International, Inc.                       49,475         545,709
                                                                   -------------
                                                                         826,859
                                                                   -------------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
CONSUMER NON-DURABLES--7.8%
   Alliance One International, Inc.*                     108,220   $     515,127
   Brown Shoe Co., Inc.                                   33,222         269,763
   Fresh Del Monte Produce, Inc.*                         20,785         368,726
   Matthews International Corp., Class A                   8,880         253,524
   NBTY, Inc.*                                            20,845         514,663
   Nu Skin Enterprises, Inc., Class A                     31,555         457,863
   RC2 Corp.*                                             21,495         258,585
   Skechers U.S.A., Inc., Class A*                        32,160         305,520
   Steven Madden Ltd.*                                     9,140         248,791
   Take-Two Interactive Software, Inc.*                   16,885         146,224
   Tupperware Brands Corp.                                12,360         300,595
   Universal Corp.                                        18,560         687,277
   Warnaco Group, Inc., (The)*                             4,985         157,526
                                                                   -------------
                                                                       4,484,184
                                                                   -------------
CONSUMER SERVICES--22.5%
   ABM Industries, Inc.                                   18,000         291,240
   Asbury Automative Group, Inc.                          44,345         421,277
   Asset Acceptance Capital Corp.*                        22,860         196,596
   Charming Shoppes, Inc.*                               118,895         447,045
   Corporate Executive Board Co., (The)                   17,955         312,237
   Dress Barn, Inc. (The)*                                35,100         555,633
   Ennis, Inc.                                            17,835         192,618
   Foot Locker, Inc.                                      12,065         134,042
   G&K Services, Inc., Class A                            15,062         322,929
   Gevity HR, Inc.                                        41,335         164,927
   Group 1 Automotive, Inc.                               14,975         320,615
   Gymboree Corp. (The)*                                   6,030         222,206
   Heidrick & Struggles International, Inc.               32,435         595,182
   Hillenbrand, Inc.                                      39,190         672,500
   InfoGROUP, Inc.*                                       41,000         229,600
   International Speedway Corp., Class A                  21,068         522,276
   Jackson Hewitt Tax Service, Inc.                       43,940         174,442

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
CONSUMER SERVICES--(CONTINUED)
   Kenexa Corp.*                                          21,560   $     208,485
   Knoll, Inc.                                            49,823         345,273
   Live Nation, Inc.*                                    139,255         796,539
   MAXIMUS, Inc.                                           7,910         315,609
   Men's Wearhouse, Inc., (The)                           21,190         362,137
   Monster Worldwide, Inc.*                               42,875         500,780
   MPS Group, Inc.*                                       30,470         231,267
   Navigant Consulting, Inc.*                             21,790         259,519
   PetMed Express, Inc.*                                  12,951         189,344
   Regis Corp.                                            21,080         369,532
   Rent-A-Center, Inc.*                                   25,935         506,511
   School Specialty, Inc.*                                 7,425         141,224
   Service Corp. International                           182,915         978,595
   Spherion Corp.*                                        91,960         316,342
   Steiner Leisure Ltd.*                                   6,595         192,244
   Steinway Musical Instruments*                           8,610          94,452
   Watson Wyatt Worldwide, Inc., Class A                  14,005         531,350
   World Fuel Services Corp.                              17,461         741,045
                                                                   -------------
                                                                      12,855,613
                                                                   -------------
ENERGY--5.3%
   Approach Resources, Inc.*                              23,080         206,335
   Bristow Group, Inc.*                                   33,730       1,066,880
   Dril-Quip, Inc.*                                       12,215         504,724
   Flotek Industries, Inc.*                               33,405          70,150
   Helix Energy Solutions Group, Inc.*                    65,300         734,625
   Hornbeck Offshore Services, Inc.*                       6,945         192,654
   Petroleum Development Corp.*                            6,115         110,743
   Whiting Petroleum Corp.*                                3,295         154,404
                                                                   -------------
                                                                       3,040,515
                                                                   -------------
FINANCE--19.1%
   Affiliated Managers Group, Inc.*                       13,030         731,113
   AMERISAFE, Inc.*                                       15,430         249,195
   Apollo Investment Corp.                                28,255         155,685
   Ares Capital Corp.                                     30,290         231,719
   CNA Surety Corp.*                                      11,960         181,433

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
FINANCE--(CONTINUED)
   Cowen Group., Inc.*                                    22,915   $     116,179
   FBR Capital Markets Corp.*                             27,790         140,340
   Fifth Street Finance Corp.                             52,895         506,734
   First American Corp.                                   19,085         435,520
   First Citizens Bancshares, Inc.                         2,790         369,647
   Gladstone Capital Corp.                                13,080          93,260
   Hanover Insurance Group, Inc., (The)                    4,615         158,341
   Horace Mann Educators Corp.                            21,340         192,700
   Infinity Property & Casualty Corp.                      5,345         196,749
   IPC Holdings Ltd.                                      25,505         633,799
   JMP Group, Inc.                                        56,140         392,980
   KKR Financial Holdings LLC                             60,130          75,163
   Maiden Holdings Ltd.                                   83,660         427,503
   Max Capital Group Ltd.                                 61,750         976,267
   Navigators Group, Inc., (The)*                          7,430         324,988
   Nelnet, Inc., Class A*                                 54,341         459,725
   PHH Corp.*                                             44,785         689,689
   Platinum Underwriters Holdings Ltd.                    25,165         725,507
   ProAssurance Corp.*                                     3,515         158,913
   Reinsurance Group of America, Inc.                     19,815         728,796
   Safety Insurance Group, Inc.                            8,435         263,256
   SeaBright Insurance Holdings, Inc.*                    15,165         122,685
   State Auto Financial Corp.                             10,710         178,964
   SVB Financial Group                                     9,015         242,954
   United America Indemnity Ltd., Class A*                23,782         113,678
   United Rentals, Inc.*                                  11,110          52,773
   Unitrin, Inc.                                          15,720         228,254
   Washington Federal, Inc.                               28,390         372,477
                                                                   -------------
                                                                      10,926,986
                                                                   -------------
HEALTH CARE--9.7%
   Centene Corp.*                                         15,070         273,973
   Charles River Laboratories International, Inc.*        10,400         326,872

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
HEALTH CARE
   Conmed Corp.*                                          16,095   $     253,496
   Haemonetics Corp.*                                      5,945         316,452
   Home Diagnostics, Inc.*                                40,225         242,959
   ICU Medical, Inc.*                                      6,530         236,125
   Invacare Corp.                                         12,510         212,420
   Kindred Healthcare, Inc.*                              37,075         486,795
   LifePoint Hospitals, Inc.*                             19,540         532,465
   Lincare Holdings, Inc.*                                17,525         381,694
   Medical Action Industries, Inc.*                       16,995         173,519
   Odyssey HealthCare, Inc.*                              33,625         330,197
   Perrigo Co.                                             5,690         152,833
   PharMerica Corp.*                                      16,490         289,235
   RehabCare Group, Inc.*                                  9,875         215,473
   Res-Care, Inc.*                                        10,525         148,929
   U.S. Physical Therapy, Inc.*                           53,594         724,055
   Zoll Medical Corp.*                                    16,375         274,936
                                                                   -------------
                                                                       5,572,428
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS--10.3%
   Anworth Mortgage Asset Corp.                          176,157       1,173,206
   Capstead Mortgage Corp.                                67,025         799,608
   Friedman, Billings, Ramsey Group, Inc., Class A*      153,555          58,351
   Gladstone Commercial Corp.                             15,085         176,645
   Hatteras Financial Corp.                               32,910         820,117
   Jones Lang LaSalle, Inc.                               34,895       1,223,070
   MFA Financial, Inc.                                   211,870       1,326,306
   Redwood Trust, Inc.                                    20,455         325,644
                                                                   -------------
                                                                       5,902,947
                                                                   -------------
TECHNOLOGY--5.9%
   Bel Fuse, Inc., Class B                                13,345         180,158
   Belden, Inc.                                           16,270         298,066
   CIBER, Inc.*                                           73,120         234,715
   Coherent, Inc.*                                         6,085         118,779
   Diebold, Inc.                                          11,775         291,078
   Electronics For Imaging, Inc.*                         23,685         240,876
   EnerSys*                                               33,035         535,167
   Gilat Satellite Networks Ltd.*                         29,250         100,913


                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
TECHNOLOGY
   Imation Corp.                                          25,585   $     247,151
   Insight Enterprises, Inc.*                             16,335         123,329
   Ness Technologies, Inc.*                               30,680         104,926
   NETGEAR, Inc.*                                         24,145         338,754
   PAR Technology Corp.*                                  32,795         206,609
   Technitrol, Inc.                                       30,230         106,107
   Verigy Ltd.*                                           18,620         223,440
                                                                   -------------
                                                                       3,350,068
                                                                   -------------
TRANSPORTATION--0.7%
   Landstar System, Inc.                                   8,000         304,000
   Pacer International, Inc.                              42,245         109,837
                                                                   -------------
                                                                         413,837
                                                                   -------------
UTILITIES--1.5%
   Great Plains Energy, Inc.                              20,670         311,497
   PNM Resources, Inc.                                    59,415         549,589
                                                                   -------------
                                                                         861,086
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $66,111,739)                                                 56,092,442
                                                                   -------------
SHORT-TERM INVESTMENTS--1.9%
   PNC Bank Money Market Deposit Account               1,104,543       1,104,543
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $1,104,543)                                                   1,104,543
                                                                   -------------
TOTAL INVESTMENTS--100.0%
   (COST $67,216,282)**                                               57,196,985
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%                               (8,486)
                                                                   -------------
NET ASSETS--100.0%                                                 $  57,188,499
                                                                   =============

*    -- Non-income Producing

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $  67,216,282
                                -------------
Gross unrealized appreciation       5,739,651
Gross unrealized depreciation     (15,758,948)
                                -------------
Net unrealized depreciation     $ (10,019,297)
                                =============

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
LONG POSITIONS--119.3%
DOMESTIC COMMON STOCK--101.8%
BASIC INDUSTRIES--6.7%
   Calumet Specialty Products Partners LP                  8,400   $     110,838
   Carpenter Technology Corp.                              5,260         118,245
   Cytec Industries, Inc. +                               14,370         308,668
   Freeport-McMoRan Copper & Gold, Inc., +                 4,050         220,441
   Harry Winston Diamond Corp.                            70,675         474,229
   Haynes International, Inc. +*                           8,670         198,977
   Innospec, Inc.                                         39,390         350,965
   Kapstone Paper and Packaging Corp. +*                  51,105         217,196
   Kapstone Paper and Packaging Corp.*                    53,080          12,208
   Thompson Creek Metals Co., Inc.*                       48,890         469,344
                                                                   -------------
                                                                       2,481,111
                                                                   -------------
CAPITAL GOODS--9.1%
   Acuity Brands, Inc. +                                   9,415         255,900
   Drew Industries, Inc. +*                                9,550         137,043
   Ducommun, Inc.                                         10,180         193,522
   Dynamics Research Corp. +*                             28,272         268,867
   Griffon Corp.*                                         23,361         226,368
   Hubbell, Inc., Class B +                                8,948         297,163
   Key Technology, Inc.*                                   6,427          66,005
   Keystone Consolidated Industries, Inc.*                10,528          30,794
   KHD Humboldt Wedag International Ltd. +*               13,255         108,956
   LSB Industries, Inc. +*                                12,825         214,819
   Manitowoc Co., Inc., (The)                             23,470         153,024
   Mohawk Industries, Inc. +*                              4,425         169,345
   MTS Medication Technologies, Inc. +*                  160,765         752,380
   RTI International Metals, Inc. +*                      15,565         222,735
   Thermadyne Holdings Corp. +*                           62,135         260,346
                                                                   -------------
                                                                       3,357,267
                                                                   -------------

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMUNICATIONS--1.3%
   Check Point Software Technologies Ltd. +*               8,170   $     190,770
   SourceForge, Inc.*                                    279,962         277,162
                                                                   -------------
                                                                         467,932
                                                                   -------------
CONSUMER DURABLES--4.0%
   Amerigon, Inc.*                                        24,325         108,003
   D.R. Horton, Inc.                                      24,685         227,349
   Gentex Corp. +                                         16,575         195,419
   Hooker Furniture Corp.                                  8,631         107,024
   Magna International, Inc.,
   Class A                                                 4,100         132,963
   Pulte Homes, Inc. +                                    30,575         269,060
   Stanley Furniture Co., Inc.                            12,247         122,593
   Thor Industries, Inc.                                  15,810         317,939
                                                                   -------------
                                                                       1,480,350
                                                                   -------------
CONSUMER NON-DURABLES--6.4%
   Coach, Inc. +*                                          9,833         258,313
   Coca-Cola Femsa S.A. de C.V. - Sponsored ADR +          5,920         244,378
   Matthews International Corp., Class A                   8,710         248,670
   Overhill Farms, Inc.*                                  41,910         227,571
   Polo Ralph Lauren Corp. +                               5,445         293,050
   Skechers U.S.A., Inc., Class A +*                      33,305         316,397
   Steven Madden Ltd. +*                                  11,180         304,320
   Tupperware  Brands Corp. +                             10,875         264,480
   VF Corp. +                                              3,595         204,268
                                                                   -------------
                                                                       2,361,447
                                                                   -------------
CONSUMER SERVICES--13.7%
   AFC Enterprises, Inc.*                                 71,455         497,327
   BB Holdings Ltd.*                                      49,134         100,725
   Bebe Stores, Inc.                                      13,405         108,044
   Coinstar, Inc. +*                                       7,875         233,258
   Cornell Companies, Inc. +*                             10,300         174,894
   Corrections Corp. of America +*                        22,055         338,544
   Deluxe Corp.                                           12,515         176,962

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
CONSUMER SERVICES
   Dover Downs Gaming & Entertainment, Inc.               23,640   $     140,185
   Dress Barn, Inc. (The) +*                              18,890         299,029
   eBay, Inc. +*                                          11,270         198,577
   Ennis, Inc.                                            18,695         201,906
   Global Traffic Network, Inc.*                          28,386          88,564
   H&R Block, Inc. +                                      15,242         222,533
   Hackett Group, Inc. (The)*                            134,320         315,652
   Harte-Hanks, Inc.                                      29,835         251,509
   Heidrick & Struggles International, Inc. +             10,920         200,382
   Herbalife Ltd. +                                       10,460         305,537
   ICT Group, Inc.*                                       14,775         130,463
   Lincoln Educational Services Corp.*                    13,990         257,976
   Monster Worldwide, Inc. +*                             24,410         285,109
   Ross Stores, Inc. +                                     6,291         246,356
   Steiner Leisure Ltd. +*                                 9,275         270,366
                                                                   -------------
                                                                       5,043,898
                                                                   -------------
ENERGY--5.9%
   Approach Resources, Inc. +*                            59,764         534,290
   Bristow Group, Inc. ++*                                 6,605         208,916
   Concho Resources, Inc. +*                              10,445         334,762
   Devon Energy Corp. +                                    5,820         368,057
   EOG Resources, Inc. +                                   4,010         293,492
   Talisman Energy, Inc. +                                25,811         420,461
                                                                   -------------
                                                                       2,159,978
                                                                   -------------
FINANCE--17.3%
   Ace Ltd. +                                              8,420         370,396
   Berkshire Hathaway, Inc., Class B*                         94         279,368
   Capital One Financial Corp. +                           9,550         233,402
   E*TRADE Financial Corp.*                               41,085          59,162
   Fidelity National Financial, Inc., Class A +           26,710         372,338
   Fifth Third Bancorp                                    25,445         175,571
   First American Corp. +                                 19,805         451,950

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
FINANCE
   Goldman Sachs Group, Inc., (The) +                      2,058   $     297,525
   Investors Title Co. +                                   5,614         171,227
   JPMorgan Chase & Co. +                                 15,956         588,777
   KKR Financial Holdings LLC +                           63,285          79,106
   Loews Corp. +                                          13,185         356,654
   Maiden Holdings Ltd.                                  157,467         804,656
   Mass Financial Corp. Class A*                           3,020          18,694
   Morgan Stanley +                                        8,188         248,260
   SLM Corp.*                                             34,730         229,565
   State Street Corp. +                                    9,175         426,179
   TFS Financial Corp. +                                  24,125         275,266
   Travelers Companies, Inc., (The) +                      7,485         304,340
   Wesco Financial Corp. +                                   560         166,320
   White Mountains Insurance Group Ltd. +                  1,350         297,000
   XL Capital Ltd., Class A                               16,425         166,221
                                                                   -------------
                                                                       6,371,977
                                                                   -------------
HEALTH CARE--14.9%
   A.D.A.M., Inc.*                                        25,515          76,545
   Alpha PRO Tech Ltd.*                                  447,620         693,811
   American BIO Medica Corp.*                            179,645          32,336
   Anika Therapeutics, Inc.*                              56,265         284,138
   Cardiac Science Corp.*                                 15,240          62,941
   Charles River Laboratories International, Inc. +*      15,675         492,665
   Exactech, Inc. +*                                      15,940         255,040
   Health Grades, Inc. +*                                111,426         424,533
   ICON PLC*                                              10,290         179,458
   Lincare Holdings, Inc. +*                               9,710         211,484
   McKesson Corp. +                                        5,700         234,555
   MedQuist, Inc. +*                                     180,447         712,766
   Orthofix International N.V. +*                         14,746         373,369
   PHC, Inc., Class A*                                   289,490         347,388
   RehabCare Group, Inc. +*                               11,180         243,948
   Schering-Plough Corp. +                                18,354         447,837
   Theragenics Corp.*                                    130,460         156,552

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
HEALTH CARE
   Unilens Vision, Inc.                                   83,377   $     258,469
                                                                   -------------
                                                                       5,487,835
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
   Friedman, Billings, Ramsey Group, Inc., Class A*      123,525          46,939
                                                                   -------------
TECHNOLOGY--21.1%
   Accenture Ltd., Class A +                              10,349         309,745
   Adobe Systems, Inc. +*                                 11,860         334,215
   Amdocs Ltd. +*                                          9,790         211,856
   Analog Devices, Inc. +                                  6,785         165,622
   BluePhoenix Solutions Ltd.*                            90,150         200,133
   Brocade Communications Systems, Inc. +*                40,800         299,472
   CGI Group, Inc. Class A +*                             30,990         289,137
   ClickSoftware Technologies Ltd.*                       22,011          86,943
   Digi International, Inc. +*                            58,101         503,155
   Gilat Satellite Networks Ltd.*                         80,375         277,294
   Hewlett-Packard Co. +                                   9,148         314,234
   NU Horizons Electronics Corp. +*                       41,611         154,793
   Oracle Corp. +*                                        17,679         346,332
   PLATO Learning, Inc.*                                 239,566         742,654
   Richardson Electronics Ltd. +                          72,965         287,482
   Sourcefire, Inc. +*                                    40,660         496,052
   Sybase, Inc. +*                                         6,505         211,608
   Symantec Corp. +*                                      17,201         268,163
   TeleTech Holdings, Inc. +*                             32,070         369,767
   Telular Corp. +*                                      405,846         848,218
   Tier Technologies, Inc., Class B +*                    72,040         486,270
   Varian, Inc. +*                                         7,390         257,320
   Virtusa Corp.*                                         40,470         285,718
                                                                   -------------
                                                                       7,746,183
                                                                   -------------
TRANSPORTATION--1.3%
   Dynamex, Inc.*                                          9,490         147,285
   FedEx Corp. +                                           5,195         287,959

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
TRANSPORTATION
   Pacer International, Inc.                              15,685   $      40,781
                                                                   -------------
                                                                         476,025
                                                                   -------------
TOTAL DOMESTIC COMMON STOCK
   (Cost $35,490,457)                                                 37,480,942
                                                                   -------------
PREFERRED STOCK--5.9%
FINANCE--5.9%
   Bank of America Corp. Capital Trust
      IV Pfd. 5.875%                                      19,755         303,239
   Capital One Capital II Pfd. 7.500%                     16,760         311,066
   Citigroup Capital XVI Pfd. 6.450%                      22,680         351,994
   Fifth Third Capital Trust V Pfd. 7.250%                11,475         190,829
   KeyCorp Capital LX Pfd. 6.750%                         14,645         254,530
   SLM Corp. Pfd. 6.970%*                                  3,815          95,375
   Sovereign Capital Trust V Pfd. 7.750%                  15,805         323,054
   Wachovia Capital Trust IV Pfd. 6.375%                  17,880         327,919
                                                                   -------------
                                                                       2,158,006
                                                                   -------------
TOTAL PREFERRED STOCK
   (Cost $1,475,631)                                                   2,158,006
                                                                   -------------
SHORT-TERM INVESTMENTS--11.6%
MONEY MARKET ACCOUNT--11.6%
   PNC Bank Money Market Deposit Account               4,250,260       4,250,260
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $4,250,260)                                                   4,250,260
                                                                   -------------
TOTAL LONG POSITIONS--119.3%
   (COST $41,216,348)**                                               43,889,208
                                                                   -------------
SECURITIES SOLD SHORT--(12.0%)
BASIC INDUSTRIES--(0.1%)
   Ethanex Energy, Inc.*                                    (648)            (23)
   Uranium Energy Corp.*                                 (11,655)        (27,389)
                                                                   -------------
                                                                         (27,412)
                                                                   -------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
CAPITAL GOODS--(0.3%)
   Applied Nanotech Holdings, Inc.*                       (8,285)  $      (2,486)
   Broadwind Energy, Inc.*                                (8,725)        (78,351)
   DynaMotive Energy Systems Corp.*                      (72,185)        (24,759)
                                                                   -------------
                                                                        (105,596)
                                                                   -------------
COMMUNICATIONS--(1.8%)
   Baidu, Inc. - Sponsored ADR*                             (375)        (98,981)
   CTC Communications Group, Inc. ++*                    (98,900)            (10)
   Equinix, Inc.*                                         (2,795)       (207,948)
   GSI Commerce, Inc.*                                   (12,555)       (161,457)
   Interliant, Inc.*                                        (600)              0
   Omniture, Inc.*                                       (11,480)       (135,694)
   One Communications Corp. ++*                          (36,619)             (4)
   Rostelecom - Sponsored ADR*                            (2,100)        (72,366)
                                                                   -------------
                                                                        (676,460)
                                                                   -------------
CONSUMER DURABLES--0.0%
   QSound Labs, Inc.*                                     (4,440)         (2,109)
                                                                   -------------
CONSUMER NON-DURABLES--(0.9%)
   Amish Naturals, Inc.*                                 (25,959)           (818)
   Cal-Maine Foods, Inc.                                  (7,475)       (182,689)
   Smart Balance, Inc.*                                  (12,730)        (94,202)
   Valence Technology, Inc.*                             (27,585)        (48,549)
                                                                   -------------
                                                                        (326,258)
                                                                   -------------
CONSUMER SERVICES--(3.4%)
   Advent Software, Inc.*                                 (4,870)       (149,460)
   Constant Contact, Inc.*                                (8,850)       (155,671)
   Escala Group, Inc.*                                    (4,616)        (11,540)
   Iron Mountain, Inc.*                                  (10,650)       (290,213)
   Kforce, Inc.*                                         (12,515)       (116,515)
   New Oriental Education & Technology Group ADR*         (2,320)       (127,507)
   Panera Bread Co., Class A*                             (2,650)       (141,086)
   PokerTek, Inc.*                                        (6,110)         (6,050)
   RiskMetrics Group, Inc.*                               (5,670)        (91,117)
   Sturm Ruger & Co., Inc.                                (6,935)        (82,318)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
CONSUMER SERVICES
   Ultimate Software Group, Inc., (The)*                  (4,320)  $     (87,739)
                                                                   -------------
                                                                      (1,259,216)
                                                                   -------------
FINANCE--0.0%
   China International Tourism Holdings Ltd.                 (26)           (198)
   Genmed Holding Corp.*                                      (5)             (3)
                                                                   -------------
                                                                            (201)
                                                                   -------------
HEALTH CARE--(1.3%)
   Bodytel Scientific, Inc.*                              (4,840)             (9)
   Conceptus, Inc.*                                       (5,095)        (80,756)
   Intuitive Surgical, Inc.*                                (820)       (122,738)
   Mindray Medical International Ltd.                    (11,650)       (268,066)
   Volu-Sol Reagents Corp.                                  (421)            (42)
                                                                   -------------
                                                                        (471,611)
                                                                   -------------
TECHNOLOGY--(4.2%)
   ANSYS, Inc.*                                           (3,400)       (101,524)
   ANTS Software, Inc.*                                  (10,334)         (5,684)
   Axis Technologies Group, Inc.*                         (5,845)         (1,052)
   ConSyGen, Inc.*                                          (200)              0
   F5 Networks, Inc.*                                     (7,250)       (230,260)
   Infinera Corp.*                                       (19,235)       (164,652)
   Infosys Technologies Ltd. - Sponsored ADR              (2,430)        (84,030)
   LML Payment Systems, Inc.*                             (7,808)         (5,231)
   Monolithic Power Systems, Inc.*                        (6,730)       (139,378)
   Nestor, Inc.*                                         (15,200)           (228)
   Netezza Corp.*                                         (5,665)        (39,542)
   NetSuite, Inc.*                                       (10,120)       (116,987)
   Palm, Inc.*                                           (20,850)       (254,370)
   SuccessFactors, Inc.*                                 (11,085)        (86,906)
   Syntel, Inc.                                           (6,530)       (187,607)
   Tiger Telematics, Inc.*                                (6,510)            (11)
   VMware, Inc. Class A*                                  (3,620)       (112,365)

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
TECHNOLOGY
   Xybernaut Corp. ++*                                   (35,000)  $        (980)
                                                                   -------------
                                                                      (1,530,807)
                                                                   -------------
TOTAL SECURITIES SOLD SHORT
   (Proceeds $5,221,485)                                              (4,399,670)
                                                                   -------------
WARRANTS--0.0%
UTILITIES--0.0%
   Greenhunter Energy, Inc. Exercise
      Price $27.50, Exp. 09/15/11                           (423)              0
                                                                   -------------
TOTAL WARRANTS
   (Proceeds $0)                                                               0
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(7.3)%                         (2,688,888)
                                                                   -------------
NET ASSETS--100.0%                                                 $  36,800,650
                                                                   =============

ADR -- American Depositary Receipt

+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

++ -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.

*   -- Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $ 41,216,348
                                ------------
Gross unrealized appreciation      6,270,990
Gross unrealized depreciation     (3,598,130)
                                ------------
Net unrealized appreciation     $  2,672,860
                                ============

    For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES       VALUE
                                                     -----------   ----------
COMMON STOCK--97.1%
BASIC INDUSTRIES--6.4%
   Albemarle Corp.                                        15,010   $  423,582
   Allegheny Technologies, Inc.                            5,345      189,266
   Cliffs Natural Resources, Inc.                          8,480      231,080
   Crown Holdings, Inc.*                                  16,395      385,283
   Lubrizol Corp., (The)                                  13,800      616,446
   Mosaic Co., (The)                                       2,890      158,083
   PPG Industries, Inc.                                   11,530      512,739
                                                                   ----------
                                                                    2,516,479
                                                                   ----------
CAPITAL GOODS--7.9%
   AGCO Corp.*                                            12,320      355,555
   Cooper Industries Ltd., Class A                        10,605      348,056
   Ingersoll-Rand Co., Ltd., Class A                       8,405      170,033
   Kennametal, Inc.                                        2,030       38,327
   Lennox International, Inc.                              7,080      219,551
   Mettler-Toledo International, Inc.*                     5,685      404,715
   Mohawk Industries, Inc.*                               10,205      390,545
   Rockwell Automation, Inc.                               1,265       38,823
   Stanley Works, (The)                                   10,190      363,783
   Terex Corp.*                                            9,365      125,678
   Thomas & Betts Corp.*                                  12,570      385,648
   W.W. Grainger, Inc.                                     3,550      279,847
                                                                   ----------
                                                                    3,120,561
                                                                   ----------
COMMUNICATIONS--1.5%
   CenturyTel, Inc.                                        8,340      257,289
   Embarq Corp.                                            7,720      324,394
                                                                   ----------
                                                                      581,683
                                                                   ----------
CONSUMER DURABLES--3.5%
   Ford Motor Co.*                                        66,630      383,123
   Gentex Corp.                                           27,375      322,751
   Lennar Corp., Class A                                  18,630      177,171
   NVR, Inc.*                                                720      356,328
   Pulte Homes, Inc.                                      18,320      161,216
                                                                   ----------
                                                                    1,400,589
                                                                   ----------
CONSUMER NON-DURABLES--3.2%
   Dr. Pepper Snapple Group, Inc.*                         7,150      155,370

                                                       NUMBER
                                                      OF SHARES       VALUE
                                                     -----------   ----------
CONSUMER NON-DURABLES
   Electronic Arts, Inc.*                                  6,210   $  142,768
   Lorillard, Inc.                                         5,095      348,141
   Mattel, Inc.                                           27,480      428,963
   VF Corp.                                                3,110      176,710
                                                                   ----------
                                                                    1,251,952
                                                                   ----------
CONSUMER SERVICES--18.2%
   Abercrombie & Fitch Co., Class A                       14,565      438,552
   Burger King Holdings, Inc.                              8,860      146,722
   Dun & Bradstreet Corp., (The)                           3,465      283,402
   eBay, Inc.*                                            15,435      271,965
   Equifax, Inc.                                          18,870      513,641
   Expedia, Inc.*                                         26,674      461,727
   GameStop Corp., Class A*                                4,155      103,667
   Gap, Inc., (The)                                       20,245      361,373
   Herbalife Ltd.                                         13,855      404,704
   Kohl's Corp.*                                           5,495      233,373
   Kroger Co., (The)                                      16,580      378,024
   Manpower, Inc.                                         16,665      708,429
   McGraw-Hill Companies, Inc., (The)                     17,330      521,460
   Monster Worldwide, Inc.*                               16,070      187,698
   Moody's Corp.                                           8,520      233,363
   Omnicom Group, Inc.                                    15,355      468,327
   Robert Half International, Inc.                        14,935      319,460
   Safeway, Inc.                                          22,955      465,068
   Staples, Inc.                                           9,475      193,764
   Starwood Hotels & Resorts Worldwide, Inc.               7,315      178,998
   Washington Post Co., Class B (The)                        850      306,000
                                                                   ----------
                                                                    7,179,717
                                                                   ----------
ENERGY--6.1%
   Concho Resources, Inc.*                                 9,815      314,571
   EOG Resources, Inc.                                     3,230      236,404
   Helix Energy Solutions Group, Inc.*                    15,045      169,256

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES       VALUE
                                                     -----------   ----------
COMMON STOCK
ENERGY
   Noble Energy, Inc.                                     11,490   $  683,425
   Petrohawk Energy Corp.*                                14,525      366,030
   Pride International, Inc.*                             11,240      272,233
   Talisman Energy, Inc.                                  23,570      383,955
                                                                   ----------
                                                                    2,425,874
                                                                   ----------
FINANCE--18.1%
   Ace Ltd.                                                8,495      373,695
   Affiliated Managers Group, Inc.*                        3,375      189,371
   Alleghany Corp.*                                        1,734      450,840
   AON Corp.                                               8,825      317,700
   Assurant, Inc.                                         15,990      377,844
   BB&T Corp.                                             17,325      388,427
   Capital One Financial Corp.                            14,960      365,622
   Federated Investors, Inc., Class B                      8,405      210,377
   Franklin Resources, Inc.                                7,555      505,052
   Hanover Insurance Group, Inc., (The)                   11,620      398,682
   KeyCorp.                                               17,190       85,950
   Loews Corp.                                            15,320      414,406
   M&T Bank Corp.                                          6,010      302,303
   Marsh & McLennan Cos., Inc.                            22,325      422,389
   Mercury General Corp.                                   6,030      199,834
   NYSE Euronext                                           1,415       42,450
   People's United Financial, Inc.                         5,955       94,089
   Reinsurance Group of America, Inc.                      9,400      345,732
   SEI Investments Co.                                     8,155      125,832
   SLM Corp.*                                             55,735      368,408
   State Street Corp.                                      8,870      412,012
   SunTrust Banks, Inc.                                    9,985      131,502
   Travelers Companies, Inc., (The)                        5,780      235,015
   Unum Group                                             24,200      414,062
                                                                   ----------
                                                                    7,171,594
                                                                   ----------
HEALTH CARE--5.3%
   Cardinal Health, Inc.                                   6,945      248,284
   DaVita, Inc.*                                          10,825      488,316
   Hospira, Inc.*                                         12,300      424,350


                                                       NUMBER
                                                      OF SHARES       VALUE
                                                     -----------   ----------
COMMON STOCK
HEALTH CARE
   Laboratory Corp. of America Holdings*                   5,950   $  362,712
   McKesson Corp.                                          9,320      383,518
   Varian Medical Systems, Inc.*                           4,825      172,542
                                                                   ----------
                                                                    2,079,722
                                                                   ----------
REAL ESTATE INVESTMENT TRUSTS--6.0%
   Annaly Capital Management, Inc.                        42,526      592,813
   AvalonBay Communities, Inc.                             2,955      181,673
   Equity Residential                                     11,705      284,900
   Kimco Realty Corp.                                     21,715      253,848
   Nationwide Health Properties, Inc.                      5,555      147,596
   Regency Centers Corp.                                   7,630      271,857
   Simon Property Group, Inc.                              4,405      235,535
   Ventas, Inc.                                           13,510      410,164
                                                                   ----------
                                                                    2,378,386
                                                                   ----------
TECHNOLOGY--13.2%
   Acxiom Corp.                                           42,735      456,837
   Amdocs Ltd.*                                           10,190      220,512
   Arrow Electronics, Inc.*                               18,745      453,441
   Avnet, Inc.*                                           11,575      266,341
   Broadridge Financial Solutions, Inc.                   24,610      407,541
   CACI International, Inc., Class A*                      7,905      303,315
   Cymer, Inc.*                                           12,975      360,186
   Flextronics International Ltd.*                        37,385      148,045
   Harris Corp.                                           11,655      362,237
   Harris Stratex Networks, Inc., Class A*                 2,895       13,809
   Ingram Micro, Inc., Class A*                           19,450      321,314
   McAfee, Inc.*                                           5,977      234,478
   SRA International, Inc., Class A*                       9,885      175,360
   Sybase, Inc.*                                           7,140      232,264
   Symantec Corp.*                                        44,115      687,753
   Western Digital Corp.*                                  7,415      184,263
   Western Union Co. (The)                                23,140      407,958
                                                                   ----------
                                                                    5,235,654
                                                                   ----------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES       VALUE
                                                     -----------   ----------
COMMON STOCK
TRANSPORTATION--1.0%
   CSX Corp.                                               3,705   $   117,671
   Norfolk Southern Corp.                                  7,500       279,000
                                                                   -----------
                                                                       396,671
                                                                   -----------
UTILITIES--6.7%
   Allegheny Energy, Inc.                                 18,905       472,625
   Alliant Energy Corp.                                   20,110       477,210
   American Electric Power Co., Inc.                      11,425       300,935
   Edison International                                   13,120       383,629
   FirstEnergy Corp.                                       2,865       108,268
   NV Energy, Inc.                                        30,170       301,700
   PG&E Corp.                                             16,610       609,753
                                                                   -----------
                                                                     2,654,120
                                                                   -----------
TOTAL COMMON STOCK
   (Cost $44,034,881)                                               38,393,002
                                                                   -----------
SHORT-TERM INVESTMENT--2.5%
   PNC Bank Money Market Deposit Account               1,000,578     1,000,578
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $1,000,578)                                                 1,000,578
                                                                   -----------
TOTAL INVESTMENTS--99.6%
   (COST $45,035,459)**                                             39,393,580
OTHER ASSETS IN EXCESS OF LIABILITIES--0.4%                            154,680
                                                                   -----------
NET ASSETS--100.0%                                                 $39,548,260
                                                                   ===========

*    -- Non-income Producing

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $  45,035,459
                                -------------
Gross unrealized appreciation       2,383,453
Gross unrealized depreciation      (8,025,332)
                                -------------
Net unrealized depreciation     $  (5,641,879)
                                =============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK--96.3%
BASIC INDUSTRIES--1.0%
   Carpenter Technology Corp.                              4,960   $     111,501
   Cytec Industries, Inc.                                 15,740         338,095
   GrafTech International Ltd.*                            1,625          16,526
                                                                   -------------
                                                                         466,122
                                                                   -------------
CAPITAL GOODS--2.6%
   Dover Corp.                                            16,630         522,847
   General Electric Co. #                                 10,100         136,148
   Illinois Tool Works, Inc.                               5,795         187,120
   Parker-Hannifin Corp.                                   7,912         334,361
   Wolseley PLC - ADR                                     25,680          42,886
                                                                   -------------
                                                                       1,223,362
                                                                   -------------
COMMUNICATIONS--2.0%
   Vodafone Group PLC - Sponsored ADR                     50,888         957,712
                                                                   -------------
CONSUMER DURABLES--1.7%
   Lennar Corp., Class A                                  17,515         166,568
   Magna International, Inc., Class A                      7,640         247,765
   Pulte Homes, Inc. #                                     5,780          50,864
   Toll Brothers, Inc.*                                   19,000         353,020
                                                                   -------------
                                                                         818,217
                                                                   -------------
CONSUMER NON-DURABLES--7.5%
   Electronic Arts, Inc.*                                 26,415         607,281
   Lorillard, Inc.                                        11,754         803,151
   Mattel, Inc.                                           37,515         585,609
   Matthews International Corp., Class A                   4,635         132,329
   Nestle S.A.- Sponsored ADR                             11,885         433,446
   NIKE, Inc., Class B                                     4,560         260,148
   Oxford Industries, Inc.                                 5,880          54,508
   Skechers U.S.A., Inc., Class A*                         6,215          59,043
   Steven Madden Ltd.*                                     2,265          61,653
   Tupperware  Brands Corp.                               22,035         535,891
                                                                   -------------
                                                                       3,533,059
                                                                   -------------

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
CONSUMER SERVICES--14.6%
   DSW, Inc., Class A*                                     4,525   $      51,449
   eBay, Inc. #*                                          50,480         889,458
   Equifax, Inc.                                           8,505         231,506
   Expedia, Inc.*                                         32,863         568,859
   GameStop Corp., Class A*                               30,510         761,224
   Gap, Inc., (The)                                        9,625         171,806
   Harte-Hanks, Inc.                                      24,420         205,861
   Herbalife Ltd.                                         12,030         351,396
   Hewitt Associates, Inc., Class A*                       5,830         169,070
   HSN, Inc.*                                             25,175         284,477
   IAC/Interactivecorp*                                   13,510         218,322
   Interval Leisure Group, Inc.*                          23,675         226,570
   Lender Processing Services, Inc.                       14,160         411,348
   Manpower, Inc.                                          4,480         190,445
   McGraw-Hill Companies, Inc., (The)                      7,245         218,002
   Monster Worldwide, Inc.*                               16,510         192,837
   Moody's Corp.                                           7,730         211,725
   Omnicom Group, Inc.                                    13,765         419,832
   Regis Corp.                                            21,875         383,469
   Rent-A-Center, Inc.*                                   16,815         328,397
   Shoe Carnival, Inc.*                                    4,325          45,975
   Watson Wyatt Worldwide, Inc., Class A                   8,560         324,766
                                                                   -------------
                                                                       6,856,794
                                                                   -------------
ENERGY--11.2%
   Apache Corp. #                                          4,005         337,461
   Chevron Corp.                                           6,725         448,356
   Devon Energy Corp. #                                   12,765         807,258
   Dresser-Rand Group, Inc.*                               5,130         143,640
   EOG Resources, Inc. #                                   3,480         254,701
   Marathon Oil Corp. #                                   11,345         361,679
   Noble Energy, Inc.                                      8,480         504,390
   Pioneer Natural Resources Co.                           8,185         230,162
   Talisman Energy, Inc.                                  62,430       1,016,985

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
ENERGY
   Total SA -ADR                                          19,895   $   1,146,947
                                                                   -------------
                                                                       5,251,579
                                                                   -------------
FINANCE--24.1%
   Ace Ltd.                                                9,550         420,105
   Alleghany Corp.*                                        2,046         531,960
   Allied World Assurance Co. Holdings Ltd.                8,080         305,020
   American Express Co.                                   13,055         324,417
   AON Corp.                                               6,350         228,600
   Arch Capital Group Ltd.*                                2,260         128,617
   Bank of America Corp.                                  49,970         563,162
   BB&T Corp.                                             20,890         468,354
   Capital One Financial Corp.                            13,035         318,575
   Comerica, Inc.                                          3,130          67,858
   East West Bancorp, Inc.                                 6,640          53,585
   Federated Investors, Inc., Class B                      6,380         159,691
   Fifth Third Bancorp                                    32,285         222,767
   First American Corp.                                    4,225          96,415
   Flagstone Reinsurance Holdings Ltd.                    42,510         407,246
   Hanover Insurance Group, Inc., (The)                   12,305         422,185
   Hatteras Financial Corp.144A ++*                        7,015         174,814
   IPC Holdings Ltd.                                      20,770         516,134
   JPMorgan Chase & Co. #                                 44,815       1,653,673
   Kohlberg Capital Corp.                                 16,590          69,014
   Loews Corp.                                            41,524       1,123,224
   Maiden Holdings Ltd.                                    1,715           8,764
   Maiden Holdings Ltd. 144A ++*                           9,925          50,717
   Peoples Choice Financial Corp. 144A ++*                 1,465               0
   SLM Corp.*                                             63,110         417,157
   Solar Cayman Ltd. 144A ++*                             19,375         121,094
   Specialty Underwriters' Alliance, Inc.*                 8,645          31,554
   Travelers Companies, Inc., (The)                       18,180         739,199
   Unum Group                                             38,186         653,362

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
FINANCE
   Wells Fargo & Co.                                      19,235   $     490,492
   Wesco Financial Corp.                                     285          84,645
   White Mountains Insurance Group Ltd.                    2,100         462,000
                                                                   -------------
                                                                      11,314,400
                                                                   -------------
HEALTH CARE--14.7%
   Aetna, Inc.                                             9,560         256,017
   Amgen, Inc.*                                           21,065       1,051,986
   Becton, Dickinson & Co.                                 7,345         497,110
   Cardinal Health, Inc.                                   7,810         279,207
   DaVita, Inc.*                                          13,730         619,360
   Johnson & Johnson                                      15,265         842,017
   Lincare Holdings, Inc.*                                17,540         382,021
   Pfizer, Inc.                                           74,161       1,126,506
   Sanofi-Aventis- ADR                                    14,520         460,139
   UnitedHealth Group, Inc.                               10,260         272,916
   WellPoint, Inc.*                                        6,240         290,597
   Wyeth                                                  18,860         846,060
                                                                   -------------
                                                                       6,923,936
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS--2.3%
   Annaly Capital Management, Inc.                        58,170         810,890
   Ashford Hospitality Trust, Inc.                        44,525         180,326
   Cypress Sharpridge Investments, Inc.144A ++*           10,771          70,873
   Friedman, Billings, Ramsey Group, Inc., Class A*       28,740          10,921
   Hatteras Financial Corp.                                  720          17,942
   Realty Finance Corp.                                   30,480           2,347
   Thornburg Mortgage, Inc.*                             191,097           2,198
                                                                   -------------
                                                                       1,095,497
                                                                   -------------
TECHNOLOGY--12.9%
   Accenture Ltd., Class A                                13,740         411,238
   Acxiom Corp.                                           21,830         233,363
   Banctec, Inc., 144A ++*                                15,732         112,956
   Belden, Inc.                                            4,145          75,936

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
TECHNOLOGY
   Fidelity National Information Services, Inc.            7,635   $     147,050
   Heartland Payment Systems, Inc.                        15,925         121,826
   Hewlett-Packard Co.                                    23,220         797,607
   International Business Machines Corp.                  11,625       1,235,505
   KLA-Tencor Corp.                                        7,000         189,000
   Microsoft Corp. #                                      62,195       1,299,254
   Symantec Corp.*                                        30,475         475,105
   Tech Data Corp.*                                       11,340         363,107
   Tyco Electronics Ltd.                                  17,280         300,154
   Western Union Co. (The)                                17,115         301,737
                                                                   -------------
                                                                       6,063,838
                                                                   -------------
UTILITIES--1.7%
   Allegheny Energy, Inc.                                 17,540         438,500
   Alliant Energy Corp.                                   15,730         373,273
                                                                   -------------
                                                                         811,773
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $51,568,854)                                                 45,316,289
                                                                   -------------
PREFERRED STOCK--2.5%
FINANCE--2.5%
   Citigroup Capital XV Pfd. 6.500%                       19,545         351,615
   Fleet Capital Trust VIII Pfd. 7.200%                      850          14,764
   Merrill Lynch Capital Trust III Pfd. 7.000%               825          13,398
   Merrill Lynch Preferred Capital Trust V Pfd.
      7.280%                                                 875          14,735
   Wachovia Capital Trust IV Pfd. 6.375%                  15,250         279,685
   Wachovia Capital Trust IX Pfd. 6.375%                  20,615         379,934

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
PREFERRED STOCK
FINANCE
   Wachovia Capital Trust X Pfd. 7.850%                    4,860   $     109,156
                                                                   -------------
                                                                       1,163,287
                                                                   -------------
TOTAL PREFERRED STOCK
   (Cost $812,712)                                                     1,163,287
                                                                   -------------
WARRANTS--0.0%
REAL ESTATE INVESTMENT TRUSTS--0.0%
   Cypress Sharpridge Investment, Inc. Strike
      Price $1.56, Exp. 4/30/11 ++                        32,315             323
                                                                   -------------
TOTAL WARRANTS
   (Cost $0)                                                                 323
                                                                   -------------

                                                         PAR
                                                        (000)          VALUE
                                                     -----------   -------------
CORPORATE BONDS--0.8%
   Eastman Kodak Co.##
      3.375% 10/15/33                                        399         326,183
   MBIA Insurance Corp.144A+ ##
      14.00% 01/15/33                                        151          61,910
   Thornburg Mortgage, Inc. (PIK)++ @
      18.00% 03/31/15                                         74               0
   Thornburg Mortgage, Inc. 144A++ @
      18.00% 03/31/15                                        824               0
                                                                   -------------
TOTAL CORPORATE BONDS
   (Cost $1,288,321)                                                     388,093
                                                                   -------------

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
SHORT-TERM INVESTMENTS--1.7%
   PNC Bank Money Market Deposit
      Account                                            792,758         792,758
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $792,758)                                                       792,758
                                                                   -------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

TOTAL INVESTMENTS--101.3%
   (COST $54,462,645)                                                 47,660,750
                                                                   -------------
OPTIONS WRITTEN--(1.6%)
   Apache Corp. Call Options
      Expires 10/17/09
      Strike Price $85                                       (40)  $     (34,000)
   Devon Energy Corp. Call Options
      Expires 01/15/10
      Strike Price $50                                       (52)        (85,280)
   eBay, Inc. Call Options
      Expires 01/15/10
      Strike Price $15                                      (194)        (73,720)
   EOG Resources, Inc. Call Options
      Expires 10/17/09
      Strike Price $80                                       (34)        (18,360)
   General Electric Co. Call Options
      Expires 06/23/09
      Strike Price $5                                       (101)        (85,850)
   JPMorgan Chase & Co. Call Options
      Expires 01/16/10
      Strike Price $25                                      (134)       (177,148)
   JPMorgan Chase & Co. Call Options
      Expires 09/21/09
      Strike Price $50                                      (189)        (13,419)
   Marathon Oil Corp. Call Options
      Expires 10/17/09
      Strike Price $32.50                                   (113)        (35,030)
   Microsoft Corp. Call Options
      Expires 07/21/09
      Strike Price $15                                      (158)        (90,060)
   Pulte Homes, Inc. Call Options
      Expires 01/20/10
      Strike Price $15                                       (57)         (1,995)
   Toll Brothers, Inc. Call Options
      Expires 01/20/10
      Strike Price $12.50                                   (190)       (133,950)
                                                                   -------------
TOTAL OPTIONS WRITTEN
   (Premiums received $(805,498))                                       (748,812)
                                                                   -------------
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN--99.7%
   (COST $53,657,147)**                                               46,911,938
                                                                   -------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.3%                              145,683
                                                                   -------------
NET ASSETS--100.0%                                                 $  47,057,621
                                                                   =============

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

ADR  -- American Depositary Receipt

PIK  -- Payment In Kind

@    Security in default.

*    -- Non-income producing.

++ -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.

+    Adjustable rate security.

#    Security segregated as collateral for options written.

##   Callable security.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $54,462,645
                                -----------
Gross unrealized appreciation     2,709,358
Gross unrealized depreciation    (9,511,253)
                                -----------
Net unrealized depreciation     $(6,801,895)
                                ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK--98.4%
BASIC INDUSTRIES--0.7%
   Schweitzer-Mauduit International, Inc.                  8,000   $     179,760
   Synthesis Energy Systems, Inc.*                        39,900          21,546
                                                                   -------------
                                                                         201,306
                                                                   -------------
CAPITAL GOODS--5.9%
   BE Aerospace, Inc.*                                    14,100         209,808
   Beacon Roofing Supply, Inc.*                            5,200          75,400
   Columbus McKinnon Corp.*                               11,100         154,179
   ICF International, Inc.*                               11,500         305,900
   Lakeland Industries, Inc.*                             54,000         442,800
   RTI International Metals, Inc.*                         8,100         115,911
   Teleflex, Inc.                                          9,300         417,105
                                                                   -------------
                                                                       1,721,103
                                                                   -------------
COMMUNICATIONS--0.6%
   Entrust, Inc.*                                         59,500         125,545
   Lionbridge Technologies, Inc.*                         36,000          59,400
                                                                   -------------
                                                                         184,945
                                                                   -------------
CONSUMER DURABLES--0.6%
   Lifetime Brands, Inc.                                  53,100         177,885
                                                                   -------------
CONSUMER NON-DURABLES--10.1%
   Alliance One International, Inc.*                     143,200         681,632
   Brown Shoe Co., Inc.                                   30,600         248,472
   Chiquita Brands International, Inc.*                   50,300         525,635
   Del Monte Foods Co.                                    78,900         645,402
   NBTY, Inc.*                                             7,800         192,582
   Skechers U.S.A., Inc., Class A*                        14,100         133,950
   Universal Corp.                                        13,800         511,014
                                                                   -------------
                                                                       2,938,687
                                                                   -------------
CONSUMER SERVICES--19.4%
   America's Car-Mart, Inc.*                              14,300         233,805
   Big 5 Sporting Goods Corp.                             28,200         305,970
   Carrols Restaurant Group, Inc.*                        32,700         245,250
   Casual Male Retail Group, Inc.*                       177,800         311,150
   Corrections Corp. of America*                          20,000         307,000

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
CONSUMER SERVICES
   Dress Barn, Inc. (The)*                                19,900   $     315,017
   DSW, Inc., Class A*                                    11,400         129,618
   Geo Group, Inc., (The)*                                14,100         230,394
   International Speedway Corp., Class A                   7,100         176,009
   Jack in the Box, Inc.*                                  5,600         147,280
   LECG Corp.*                                            59,900         174,908
   Lions Gate Entertainment Corp.*                        66,300         411,060
   MDC Partners, Inc., Class A*                          233,300       1,283,150
   New Frontier Media, Inc.*                              99,200         218,240
   Princeton Review, Inc. (The)*                         161,400         755,352
   Providence Service Corp. (The)*                         4,100          44,690
   Retail Ventures, Inc.*                                  8,700          22,707
   Shoe Carnival, Inc.*                                    5,400          57,402
   Titan Machinery, Inc.*                                 23,400         293,904
                                                                   -------------
                                                                       5,662,906
                                                                   -------------
ENERGY--2.7%
   Approach Resources, Inc.*                              52,800         472,032
   GeoMet, Inc.*                                         197,500         246,875
   Holly Corp.                                             2,600          62,894
                                                                   -------------
                                                                         781,801
                                                                   -------------
FINANCE--26.2%
   Allied World Assurance Co. Holdings Ltd.                6,300         237,825
   Ares Capital Corp.                                     58,400         446,760
   Aspen Insurance Holdings Ltd.                          18,600         429,474
   Bancorp Rhode Island, Inc.                              5,800         118,842
   Berkshire Hills Bancorp, Inc.                          14,900         318,860
   Brookline Bancorp, Inc.                                19,000         186,960
   Danvers Bancorp, Inc.                                  24,800         366,544
   Delphi Financial Group, Inc., Class A                  17,500         333,200
   Encore Bancshares, Inc.*                               13,395          90,014
   ESSA Bancorp, Inc.                                     14,400         200,880
   Home Financial Bancorp, Inc.                           14,900         140,954
   Investors Bancorp, Inc.*                               14,900         129,928
   KBW, Inc.*                                              5,500         143,165

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
FINANCE
   Max Capital Group Ltd.                                 17,000   $     268,770
   MB Financial, Inc.                                     14,000         142,940
   Meadowbrook Insurance Group, Inc.                     150,700       1,113,673
   Nelnet, Inc., Class A*                                 22,000         186,120
   Renasant Corp.                                         10,800         147,960
   SCBT Financial Corp.                                   13,800         311,190
   SeaBright Insurance Holdings, Inc.*                    24,300         196,587
   Texas Capital Bancshares, Inc.*                        20,000         307,000
   United Financial Bancorp, Inc.                         23,700         295,776
   Validus Holdings Ltd.                                  22,800         520,068
   ViewPoint Financial Group                              16,700         244,321
   Western Alliance Bancorp*                              27,400         189,608
   Westfield Financial, Inc.                              29,800         274,160
   WSFS Financial Corp.                                   12,100         321,013
                                                                   -------------
                                                                       7,662,592
                                                                   -------------
HEALTH CARE--3.0%
   HealthTronics, Inc.*                                   27,600          44,436
   ICU Medical, Inc.*                                      5,700         206,112
   Inverness Medical Innovations, Inc.*                    3,800         123,614
   Life Sciences Research, Inc.*                          29,600         198,320
   Natus Medical, Inc.*                                   14,300         146,146
   NovaMed, Inc.*                                         42,062         161,518
                                                                   -------------
                                                                         880,146
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS--4.3%
   Capstead Mortgage Corp.                                12,700         151,511
   Chimera Investment Corp. (REIT)                        94,100         328,409
   Hatteras Financial Corp.                               10,300         256,676
   MFA Financial, Inc.                                    30,200         189,052
   Redwood Trust, Inc.                                    12,800         203,776
   Sun Communities, Inc. (REIT)                            8,500         120,020
                                                                   -------------
                                                                       1,249,444
                                                                   -------------
TECHNOLOGY--12.2%
   Actuate Corp.*                                         33,000         159,720
   Axesstel, Inc.*                                        35,420           8,147
   CIBER, Inc.*                                           52,500         168,525

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
TECHNOLOGY
   Ciena Corp.*                                           12,700   $     139,700
   CPI International, Inc.*                               10,200         111,486
   Digi International, Inc.*                              43,900         380,174
   Emulex Corp.*                                          12,800         140,672
   ManTech International Corp., Class A*                  16,800         644,280
   Ness Technologies, Inc.*                               66,200         226,404
   OmniVision Technologies, Inc.*                         10,000         113,900
   Plantronics, Inc.                                      17,900         319,336
   PLATO Learning, Inc.*                                  36,100         111,910
   Qlogic Corp.*                                          10,100         137,865
   RADWARE Ltd.*                                          34,100         259,501
   Silicon Graphics International Corp.*                  30,600         155,142
   Synaptics, Inc.*                                        4,400         154,528
   Techwell, Inc.*                                        20,500         132,020
   Zoran Corp.*                                           16,900         187,252
                                                                   -------------
                                                                       3,550,562
                                                                   -------------
TRANSPORTATION--6.9%
   Airtran Holdings, Inc.*                                23,800         120,666
   Arkansas Best Corp.                                     5,400         151,794
   Celadon Group, Inc.*                                   58,500         444,015
   DHT Maritime, Inc.                                     82,900         478,333
   Diana Shipping, Inc.                                    6,300         113,589
   Knight Transportation, Inc.                             8,300         147,242
   Paragon Shipping, Inc., Class A                        12,500          66,000
   Rand Logistics, Inc.*                                  13,400          43,550
   Werner Enterprises, Inc.                               25,100         451,549
                                                                   -------------
                                                                       2,016,738
                                                                   -------------
UTILITIES--5.8%
   Aegean Marine Petroleum Network, Inc.                  24,000         382,800
   Black Hills Corp.                                      10,100         216,140
   El Paso Electric Co.*                                  11,900         157,556
   Great Plains Energy, Inc.                              10,900         164,263
   Portland General Electric Co.                          11,100         199,689
   StealthGas, Inc.                                        9,700          48,015
   UGI Corp.                                              11,500         277,265

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
UTILITIES
   Vectren Corp.                                          10,300   $     234,325
                                                                   -------------
                                                                       1,680,053
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $29,732,729)                                                 28,708,168
                                                                   -------------
SHORT-TERM INVESTMENTS--0.9%
   PNC Bank Money Market Deposit Account                 276,556         276,556
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $276,556)                                                       276,556
                                                                   -------------
TOTAL INVESTMENTS--99.3%
   (COST $30,009,285)**                                               28,984,724
                                                                   -------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.7%                              200,045
                                                                   -------------
NET ASSETS--100.0%                                                 $  29,184,769
                                                                   =============

REIT -- Real Estate Investment Trust

*    -- Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $30,009,285
                                -----------
Gross unrealized appreciation     2,970,073
Gross unrealized depreciation    (3,994,634)
                                -----------
Net unrealized depreciation     $(1,024,561)
                                ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                       ROBECO SAM SUSTAINABLE CLIMATE FUND
                            Portfolio of Investments
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK--99.5%
AUSTRIA--8.5%
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts AG (Utilities)             1,501   $     80,614
   Wienerberger AG (Industrials)*                          5,250         73,700
   Zumtobel AG (Industrials)                               7,840         96,315
                                                                   ------------
                                                                        250,629
                                                                   ------------
BRAZIL--3.8%
   Cia Energetica de Minas Gerais - ADR
      (Utilities)                                          8,465        111,992
                                                                   ------------
CANADA--5.8%
   Canadian Hydro Developers, Inc. (Utilities)*           16,620         47,040
   Canadian Solar, Inc. (Industrials)*                     8,100        107,163
   Intermap Technologies Corp. (Industrials)*             10,100         16,652
                                                                   ------------
                                                                        170,855
                                                                   ------------
CHINA--6.8%
   Trina Solar Ltd. - ADR (Industrials)*                   4,200        104,034
   Yingli Green Energy Holding Co. Ltd. - ADR
     (Industrials)*                                        7,400         94,720
                                                                   ------------
                                                                        198,754
                                                                   ------------
DENMARK--2.8%
   Novozymes A/S, Class B (Materials)                      1,050         83,121
                                                                   ------------
FINLAND--3.5%
   Fortum Oyj (Utilities)                                  2,420         59,015
   Vaisala Oyj, Class A (Industrials)                      1,200         44,108
                                                                   ------------
                                                                        103,123
                                                                   ------------
FRANCE--2.3%
   Veolia Environnement (Utilities)                        2,350         68,670
                                                                   ------------
GERMANY--2.5%
   Steico AG (Industrials)                                 4,000         17,473

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
GERMANY
   Vossloh AG (Industrials)                                  510   $     56,699
                                                                   ------------
                                                                         74,172
                                                                   ------------
GREECE--2.1%
   Terna Energy SA (Utilities)                             8,500         60,563
                                                                   ------------
IRELAND--2.3%
   CRH PLC (Industrials)                                   2,270         53,271
   Kingspan Group, PLC (Industrials)                       2,000         13,049
                                                                   ------------
                                                                         66,320
                                                                   ------------
ITALY--3.2%
   Ansaldo STS SPA (Industrials)                           1,520         25,550
   Terna Rete Elettrica Nazionale SpA (Utilities)         19,100         70,137
                                                                   ------------
                                                                         95,687
                                                                   ------------
NETHERLANDS--5.1%
   Smit Internationale N.V. (Industrials)                  2,530        148,969
                                                                   ------------
SPAIN--13.4%
   EDP Renovaveis SA (Utilities)*                         11,700        123,722
   Gamesa Corp. Tecnologica SA (Industrials)               5,381        119,813
   Iberdrola Renovables SA (Utilities)*                   30,500        150,051
                                                                   ------------
                                                                        393,586
                                                                   ------------
SWEDEN--0.6%
   Munters AB (Industrials)*                               3,299         16,523
                                                                   ------------
SWITZERLAND--3.7%
   ABB Ltd. (Industrials)*                                 3,240         53,039
   Syngenta AG (Materials)                                   230         55,788
                                                                   ------------
                                                                        108,827
                                                                   ------------
UNITED STATES--33.1%
   Apogee Enterprises, Inc. (Industrials)                  3,200         39,424
   Covanta Holding Corp. (Industrials)*                    5,560         84,012

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                       ROBECO SAM SUSTAINABLE CLIMATE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                  (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
UNITED STATES--(CONTINUED)
   Ecolab, Inc. (Materials)                                2,520   $     94,122
   First Solar, Inc. (Industrials)*                          290         55,100
   FPL Group, Inc. (Utilities)                               510         28,830
   Fuel Systems Solutions, Inc.
      (Consumer Cyclical)*                                 3,200         67,648
   Insituform Technologies, Inc., Class A
      (Industrials)*                                       3,654         53,312
   ITC Holdings Corp. (Utilities)                          2,340        100,362
   LSB Industries, Inc. (Industrials)*                     7,705        129,059
   PG&E Corp. (Utilities)                                  2,220         81,496
   Quanta Services, Inc. (Industrials)*                    3,860         88,047
   Regal-Beloit Corp. (Industrials)                        1,100         43,461
   SunPower Corp., Class B (Industrials)*                  1,100         28,292
   Tetra Tech, Inc. (Industrials)*                         3,130         80,347
                                                                   ------------
                                                                        973,512
                                                                   ------------
TOTAL COMMON STOCK
   (Cost $2,830,419)                                                  2,925,303
                                                                   ------------
SHORT-TERM INVESTMENTS--1.4%
   PNC Bank Money Market Deposit Account                  41,987         41,987
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $41,987)                                                        41,987
                                                                   ------------
TOTAL INVESTMENTS--100.9%
   (COST $2,872,406)**                                                2,967,290
                                                                   ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.9)%                                                 (25,550)
                                                                   ------------
NET ASSETS--100.0%                                                 $  2,941,740
                                                                   ============

ADR  -- American Depositary Receipt

*    -- Non-income Producing

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $2,872,406
                                ----------
Gross unrealized appreciation      515,260
Gross unrealized depreciation     (420,376)
                                ----------
Net unrealized appreciation     $   94,884
                                ==========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                        ROBECO SAM SUSTAINABLE WATER FUND
                            Portfolio of Investments
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK--96.0%
AUSTRIA--1.0%
   Andritz AG (Industrials)                                  495   $      19,972
   BWT AG (Industrials)                                      820          17,736
                                                                   -------------
                                                                          37,708
                                                                   -------------
BRAZIL--1.9%
   Cia de Saneamento Basico do Estado de Sao
      Paulo - ADR (Utilities)                              2,200          68,750
                                                                   -------------
CANADA--3.1%
   BioteQ Environmental Tech, Inc. (Industrials)*         12,285           6,639
   Hanfeng Evergreen, Inc. (Materials)*                    6,400          43,380
   Intermap Technologies Corp. (Industrials)*              8,500          14,014
   Stantec, Inc. (Industrials)*                            1,600          41,607
   SunOpta, Inc. (Consumer Staples)*                       3,900           6,864
                                                                   -------------
                                                                         112,504
                                                                   -------------
CHINA--1.3%
   Epure International Ltd. (Industrials)                135,000          42,528
   Xinjiang Tianye Water Saving Irrigation System
      Co. Ltd. (Industrials)*                             48,000           5,325
                                                                   -------------
                                                                          47,853
                                                                   -------------
FINLAND--1.1%
   Uponor Oyj (Industrials)                                3,100          40,056
                                                                   -------------
FRANCE--10.4%
   Foraco International SA (Industrials)                   7,700           8,464
   Suez Environnement SA (Utilities)                      12,200         220,678
   Veolia Environnement (Utilities)                        5,200         151,951
                                                                   -------------
                                                                         381,093
                                                                   -------------

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
GERMANY--3.4%
   Henkel AG & Co. KGaA (Consumer Staples)                 1,250   $      38,435
   KSB AG (Industrials)                                      190          76,552
   Washtec AG (Industrials)*                               1,000          10,660
                                                                   -------------
                                                                         125,647
                                                                   -------------
HONG KONG--11.0%
   Chaoda Modern Agriculture (Consumer Staples)          251,040         157,705
   China Green Holdings Ltd. Bermuda (Consumer
      Staples)                                            57,000          52,204
   China Water Affairs Group Ltd. (Utilities)*           160,000          41,691
   Guangdong Investment Ltd. (Utilities)                 300,000         151,311
                                                                   -------------
                                                                         402,911
                                                                   -------------
ITALY--1.1%
   Hera SpA (Utilities)                                   17,000          38,933
                                                                   -------------
JAPAN--2.4%
   Kitz Corp. (Industrials)                                5,000          16,740
   Kurita Water Industries Ltd. (Industrials)              2,600          71,767
                                                                   -------------
                                                                          88,507
                                                                   -------------
NETHERLANDS--5.6%
   Aalberts Industries N.V. (Industrials)                  5,900          57,719
   Arcadis N.V. (Industrials)                                900          13,995
   Grontmij N.V. (Industrials)                             1,355          34,059
   Ten Cate N.V. (Industrials)                             1,395          33,319
   Wavin N.V. (Industrials)                               21,000          68,282
                                                                   -------------
                                                                         207,374
                                                                   -------------
PHILIPPINES--0.5%
   Manila Water Co., Inc. (Utilities)                     69,100          20,437
                                                                   -------------
SINGAPORE--1.8%
   Boustead Singapore Ltd. (Industrials)                  60,000          30,741

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                        ROBECO SAM SUSTAINABLE WATER FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
SINGAPORE
   Hyflux Ltd. (Industrials)                              23,000   $      33,759
                                                                   -------------
                                                                          64,500
                                                                   -------------
SOUTH KOREA--0.9%
   Woongjin Coway Co. Ltd. (Industrials)                   1,420          32,244
                                                                   -------------
SPAIN--0.4%
   Fluidra SA (Industrials)                                4,200          16,566
                                                                   -------------
SWITZERLAND--4.3%
   Geberit AG (Industrials)                                  820         100,446
   Nestle SA (Consumer Staples)                            1,571          56,937
                                                                   -------------
                                                                         157,383
                                                                   -------------
UNITED KINGDOM--3.5%
   Cascal N.V. (Utilities)                                 1,700           6,069
   Pennon Group PLC (Utilities)                            2,900          22,030
   PuriCore PLC (Health Care)*                            28,900           6,423
   RPS Group PLC (Industrials)                             4,800          14,702
   Severn Trent PLC (Utilities)                            2,700          48,877
   Spice PLC (Industrials)                                 2,000           2,230
   United Utilities Group PLC (Utilities)                  3,100          26,831
                                                                   -------------
                                                                         127,162
                                                                   -------------
UNITED STATES--42.3%
   American States Water Co. (Utilities)                   1,100          34,485
   American Water Works Co., Inc. (Utilities)                850          14,688
   Aqua America, Inc. (Utilities)                          1,600          26,384
   Calgon Carbon Corp. (Materials)*                        1,400          16,142
   California Water Service Group (Utilities)                500          17,410
   Danaher Corp. (Industrials)                             3,400         205,190
   Dionex Corp. (Health Care)*                               300          16,908
   Ecolab, Inc. (Materials)                                1,560          58,266
   ICF International, Inc. (Industrials)*                    700          18,620

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCK
UNITED STATES
   IDEX Corp. (Industrials)                                2,800   $      65,380
   Insituform Technologies, Inc., Class A
      (Industrials)*                                       2,400          35,016
   Itron, Inc. (Industrials)*                              1,450          84,593
   ITT Corp. (Industrials)                                 4,000         164,720
   Layne Christensen Co. (Industrials)*                      500          10,690
   Lindsay Manufacturing Co. (Industrials)                   200           6,372
   Millipore Corp. (Health Care)*                            600          37,734
   Mueller Water Products, Inc., Class A
      (Industrials)                                       18,700          67,507
   Nalco Holding Co. (Materials)                           5,597          97,164
   Pall Corp. (Industrials)                                3,700          95,016
   Pentair, Inc. (Industrials)                             1,200          30,036
   Roper Industries, Inc. (Industrials)                    2,900         124,642
   Tetra Tech, Inc. (Industrials)*                           765          19,638
   Thermo Fisher Scientific, Inc. (Health Care)*           5,100         198,441
   Toro Co. (Industrials)                                  1,350          41,580
   TyraTech, Inc. (Materials)*                             3,500           3,592
   URS Corp. (Industrials)*                                  850          40,868
   Valmont Industries, Inc. (Industrials)                    300          20,583
                                                                   -------------
                                                                       1,551,665
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $4,476,210)                                                   3,521,293
                                                                   -------------
PREFERRED STOCK--0.0%
UNITED KINGDOM--0.0%
   PuriCore PLC                                            4,867               0
                                                                   -------------
TOTAL PREFERRED STOCK
   (Cost $0)                                                                   0
                                                                   -------------
SHORT-TERM INVESTMENTS--5.8%
   PNC Bank Money Market Deposit Account                 211,760         211,760
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $211,760)                                                       211,760
                                                                   -------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                        ROBECO SAM SUSTAINABLE WATER FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

TOTAL INVESTMENTS--101.8%
   (COST $4,687,970)**                                                 3,733,053
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.8)%                            (67,619)
                                                                   -------------
NET ASSETS--100.0%                                                 $   3,665,434
                                                                   =============

ADR  -- American Depositary Receipt

*    -- Non-income Producing

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $ 4,687,970
                                -----------
Gross unrealized appreciation       120,549
Gross unrealized depreciation    (1,075,466)
                                -----------
Net unrealized depreciation     $  (954,917)
                                ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        Shares         Value
                                                     -----------   -------------
DOMESTIC COMMON STOCKS -- 95.6%
AEROSPACE & DEFENSE -- 5.5%
AAR Corp.*                                               223,890   $   3,291,183
BE Aerospace, Inc.*                                      116,200       1,729,056
Triumph Group, Inc.                                       19,860         782,683
                                                                   -------------
                                                                       5,802,922
                                                                   -------------
AIRLINES -- 0.9%
AirTran Holdings, Inc.*                                  182,360         924,565
                                                                   -------------
APPAREL -- 0.8%
Barry (R.G.) Corp.*                                      146,639         873,968
                                                                   -------------
AUTOMOBILE MANUFACTURERS -- 0.8%
Navistar International Corp.*                             16,045         638,751
Wabash National Corp.                                    162,752         203,440
                                                                   -------------
                                                                         842,191
                                                                   -------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.4%
American Axle & Manufacturing Holdings, Inc.             322,119         657,123
Magna International, Inc., Class A                        26,600         862,638
                                                                   -------------
                                                                       1,519,761
                                                                   -------------
BANKS -- 5.5%
Citizens Republic Bancorp, Inc.*                         838,552         955,949
East West Bancorp, Inc.                                   37,890         305,772
First BanCorp.                                           419,950       2,053,556
Sterling Financial Corp.                                 624,243       2,590,609
                                                                   -------------
                                                                       5,905,886
                                                                   -------------
BUILDING MATERIALS -- 1.2%

Builders FirstSource, Inc.*                              189,938         780,645
Louisiana-Pacific Corp.                                  124,875         541,958
                                                                   -------------
                                                                       1,322,603
                                                                   -------------
CHEMICALS -- 0.9%
A. Schulman, Inc.                                         58,550         874,152
Cytec Industries, Inc.                                     5,250         112,770
                                                                   -------------
                                                                         986,922
                                                                   -------------
COAL -- 8.4%
Foundation Coal Holdings, Inc.                           277,710       8,150,789
Massey Energy Co.                                         35,770         818,775
                                                                   -------------
                                                                       8,969,564
                                                                   -------------
COMMERCIAL SERVICES -- 5.2%
Administaff, Inc.                                        105,270       2,263,305
Aegean Marine Petroleum Network, Inc.                    118,150       1,884,492
Alliance Semiconductor Corp.                             641,600         266,264
Hudson Highland Group, Inc.*                             597,435       1,170,973
                                                                   -------------
                                                                       5,585,034
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Viad Corp.                                                 8,700         127,803
                                                                   -------------

                                                        Shares         Value
                                                     -----------   -------------
DOMESTIC COMMON STOCKS
COMPUTERS -- 4.0%
Insight Enterprises, Inc.*                               185,685   $   1,401,922
Ness Technologies, Inc.*                                 204,328         698,802
Silicon Storage Technology, Inc.*                        352,958         649,442
Xyratex Ltd.*                                            446,236       1,472,579
                                                                   -------------
                                                                       4,222,745
                                                                   -------------
DISTRIBUTION/WHOLESALE -- 0.1%
Building Materials Holding Corp.*                        481,608         144,482
                                                                   -------------
ELECTRONICS -- 2.7%
Arrow Electronics, Inc.*                                  32,910         796,093
Avnet, Inc.*                                              54,725       1,259,222
FARO Technologies, Inc.*                                  52,903         816,293
                                                                   -------------
                                                                       2,871,608
                                                                   -------------
ENERGY & UTILITIES -- 3.3%
Allegheny Energy, Inc.                                    41,950       1,048,750
RRI Energy, Inc.                                         443,935       2,432,764
                                                                   -------------
                                                                       3,481,514
                                                                   -------------
FINANCIAL -- 1.2%
Central Pacific Financial Corp.                          205,942       1,231,533
                                                                   -------------
FOOD -- 0.8%
Tyson Foods, Inc., Class A                                63,555         846,553
                                                                   -------------
HEALTHCARE - PRODUCTS -- 2.6%
American Medical Systems Holdings, Inc.*                  50,600         767,602
Orthofix International N.V.*                              79,025       2,000,913
                                                                   -------------
                                                                       2,768,515
                                                                   -------------
HEALTHCARE - SERVICES -- 0.2%
Emeritus Corp.*                                           11,307         162,482
                                                                   -------------
HOME BUILDERS -- 4.3%
NVR, Inc.*                                                 8,515       4,214,073
Ryland Group, Inc.                                        22,625         386,435
                                                                   -------------
                                                                       4,600,508
                                                                   -------------
INDUSTRIAL -- 0.3%
FreightCar America, Inc.                                  20,345         340,372
                                                                   -------------
INSURANCE -- 2.7%
Brown & Brown, Inc.                                       59,550       1,148,124
Fidelity National Financial, Inc., Class A                 9,275         129,294
Genworth Financial, Inc., Class A                        232,670       1,377,406
RenaissanceRe Holdings, Ltd.                               4,071         186,330
                                                                   -------------
                                                                       2,841,154
                                                                   -------------
INTERNET -- 6.6%
Internet Capital Group, Inc.*                            351,350       2,044,857
ModusLink Global Solutions, Inc.*                        476,190       2,023,807
Openwave Systems, Inc.*                                1,649,675       2,903,428
                                                                   -------------
                                                                       6,972,092
                                                                   -------------

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        Shares         Value
                                                     -----------   -------------
DOMESTIC COMMON STOCKS
LEISURE TIME -- 0.6%
Brunswick Corp.                                          145,695   $     673,111
                                                                   -------------
OIL & GAS -- 8.0%
Forest Oil Corp.*                                        173,780       3,303,558
SandRidge Energy, Inc.*                                  477,389       5,198,766
                                                                   -------------
                                                                       8,502,324
                                                                   -------------
REAL ESTATE -- 0.7%
MI Developments, Inc., Class A                            56,150         448,077
Thomas Properties Group, Inc.                            197,900         294,871
                                                                   -------------
                                                                         742,948
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS -- 8.3%
Anworth Mortgage Asset Corp.                             695,100       4,629,366
Chimera Investment Corp.                                 248,575         867,526
Redwood Trust, Inc.                                      151,940       2,418,885
Winthrop Realty Trust                                     95,071         918,386
                                                                   -------------
                                                                       8,834,163
                                                                   -------------
RETAIL -- 1.8%
AC Moore Arts & Crafts, Inc.*                            405,722       1,363,226
MarineMax, Inc.*                                         187,149         553,961
                                                                   -------------
                                                                       1,917,187
                                                                   -------------
RETAIL - SPECIALTY STORES -- 0.1%
AnnTaylor Stores Corp.                                    20,480         149,914
                                                                   -------------
SAVINGS & LOANS -- 0.9%
Washington Federal, Inc.                                  72,550         951,856
                                                                   -------------
SEMICONDUCTORS -- 11.6%
ASM International N.V.*                                  114,916       1,624,912
Axcelis Technologies, Inc.*                            1,487,953         639,820
BE Semiconductor Industries N.V.*                        472,443       1,294,494
Entegris, Inc.*                                        1,758,154       5,063,484
International Rectifier Corp.*                           116,775       1,689,734
Lam Research Corp.*                                       56,000       1,466,640
Zilog, Inc.*                                             243,595         531,037
                                                                   -------------
                                                                      12,310,121
                                                                   -------------
SOFTWARE -- 1.2%
Take-Two Interactive Software, Inc.                      147,570       1,277,956
                                                                   -------------
STATE COMMERCIAL BANKS -- 1.2%
Regions Financial Corp.                                  295,690       1,238,941
                                                                   -------------
TELECOMMUNICATIONS -- 0.6%
Netgear, Inc.*                                            43,775         614,163
                                                                   -------------
TRANSPORTATION -- 1.1%
Alexander & Baldwin, Inc.                                 15,725         389,194
Atlas Air Worldwide Holdings, Inc.                        17,100         442,548

                                                        Shares         Value
                                                     -----------   -------------
DOMESTIC COMMON STOCKS
TRANSPORTATION
Con-Way, Inc.                                             10,845   $     348,124
                                                                   -------------
                                                                       1,179,866
                                                                   -------------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $107,495,191)                                            101,737,327
                                                                   -------------

                                                         Par
                                                        (000)          Value
                                                     -----------   -------------
CORPORATE BONDS -- 0.0%
LandAmerica Financial Group, Inc.@ + CONV
   3.25%, 05/15/34                                           168          13,400
Qimonda Finance LLC  -CONV
   6.75%, 03/22/13                                           450          11,813
                                                                   -------------
   TOTAL CORPORATE BONDS
      (Cost $470,068)                                                     25,213
                                                                   -------------

                                                        Shares         Value
                                                     -----------   -------------
EXCHANGE TRADED FUND -- 3.7%
iShares Russell 2000 Value Index Fund                     67,430       3,142,912
Vanguard Small-Cap Value ETF                              18,650         804,188
                                                                   -------------
                                                                       3,947,100
                                                                   -------------
   TOTAL EXCHANGE TRADED FUND
        (Cost $3,300,853)                                              3,947,100
                                                                   -------------
TEMPORARY INVESTMENT -- 0.9%
PNC Bank Money Market Account                                920         920,249
                                                                   -------------
   TOTAL TEMPORARY INVESTMENT
      (Cost $920,249)                                                    920,249
                                                                   -------------
TOTAL INVESTMENTS -- 100.2%
   (Cost $112,186,361)**                                             106,629,889
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%                         (183,073)
                                                                   -------------
NET ASSETS -- 100.0%                                               $ 106,446,816
                                                                   =============

*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $ 112,186,361
                                -------------
Gross unrealized appreciation      15,646,100
Gross unrealized depreciation     (21,202,572)
                                -------------
Net unrealized depreciation     $  (5,556,472)
                                =============

+    Security in default.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2009
                                   (UNAUDITED)

@ -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2009, these sucurities amounted to 0.01% of net assets.

CONV -- Convertible

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        Shares         Value
                                                     -----------   -------------
DOMESTIC COMMON STOCKS -- 98.0%
AEROSPACE & DEFENSE -- 1.3%
Boeing Co. (The)                                          29,785   $   1,335,857
                                                                   -------------
AUTOMOBILE MANUFACTURERES -- 1.9%
Navistar International Corp.*                             49,200       1,958,652
                                                                   -------------
AUTOMOBILE PARTS & EQUIPMENT -- 2.1%
Magna International, Inc., Class A                        68,300       2,214,969
                                                                   -------------
BANKS -- 7.5%
Bank of America Corp.                                    366,950       4,135,526
Capital One Financial Corp.                              131,950       3,224,858
JPMorgan Chase & Co.                                      12,245         451,841
                                                                   -------------
                                                                       7,812,225
                                                                   -------------
CHEMICALS -- 0.3%
Cytec Industries, Inc.                                    15,375         330,255
                                                                   -------------
COAL -- 9.0%
Arch Coal, Inc.                                          314,890       5,834,912
Consol Energy, Inc.                                       87,900       3,617,964
                                                                   -------------
                                                                       9,452,876
                                                                   -------------
COMPUTERS -- 5.1%
Dell, Inc.*                                              456,683       5,288,389
                                                                   -------------
ELECTRONICS -- 3.5%
Avnet, Inc.*                                             160,430       3,691,494
                                                                   -------------
ENERGY & UTILITIES -- 7.9%
Allegheny Energy, Inc.                                   106,325       2,658,125
RRI Energy, Inc.                                       1,021,644       5,598,609
                                                                   -------------
                                                                       8,256,734
                                                                   -------------
FOOD -- 3.2%
Tyson Foods, Inc., Class A                               254,746       3,393,217
                                                                   -------------
HEALTH CARE - PRODUCTS -- 1.0%
Boston Scientific Corp.*                                 109,275       1,027,185
                                                                   -------------
HEALTH CARE - SERVICES -- 1.8%
Brookdale Senior Living, Inc.                            161,595       1,872,886
                                                                   -------------
HOME BUILDERS -- 6.1%
Centex Corp.                                             257,635       2,171,863
NVR, Inc.*                                                 8,414       4,164,089
                                                                   -------------
                                                                       6,335,952
                                                                   -------------
INSURANCE -- 8.7%
Allstate Corp., (The)                                    113,590       2,922,671
Brown & Brown, Inc.                                      111,300       2,145,864
Fidelity National Financial, Inc., Class A                45,996         641,184
Genworth Financial, Inc., Class A                        250,296       1,481,752
Hartford Financial Services Group, Inc.                   36,950         529,863
RenaissanceRe Holdings, Ltd.                              29,145       1,333,967
                                                                   -------------
                                                                       9,055,301
                                                                   -------------

                                                        Shares         Value
                                                     -----------   -------------
DOMESTIC COMMON STOCKS
LEISURE TIME -- 1.0%
Carnival Corp.                                            41,800   $   1,063,392
                                                                   -------------
LIFE & HEALTH INSURANCE -- 0.7%
AFLAC, Inc.                                               21,225         753,487
                                                                   -------------
MANUFACTURING -- 1.9%
PACCAR, Inc.                                              66,050       1,971,592
                                                                   -------------
MEDIA -- 0.8%
Liberty Media Corp., Series A*                            58,857         817,524
                                                                   -------------
OIL & GAS -- 13.4%
Chesapeake Energy Corp.                                  363,206       8,230,248
EQT Corp.                                                 17,085         636,416
Forest Oil Corp.*                                        273,059       5,190,852
                                                                   -------------
                                                                      14,057,516
                                                                   -------------
PHARMACEUTICALS -- 1.5%
Omnicare, Inc.                                            59,225       1,600,852
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS -- 7.5%
Annaly Capital Management, Inc.                          435,863       6,075,930
Redwood Trust, Inc.                                      110,927       1,765,958
                                                                   -------------
                                                                       7,841,888
                                                                   -------------
RETAIL -- 2.4%
Best Buy Co, Inc.                                         25,920         909,792
J.C. Penney Co., Inc.                                     59,371       1,548,989
                                                                   -------------
                                                                       2,458,781
                                                                   -------------
SEMICONDUCTORS -- 8.5%
ASML Holding N.V.                                        177,040       3,664,728
International Rectifier Corp.*                           249,173       3,605,534
Lam Research Corp.*                                       60,875       1,594,316
                                                                   -------------
                                                                       8,864,578
                                                                   -------------
TELECOMMUNICATIONS -- 0.9%
Motorola, Inc.                                           163,035         987,992
                                                                   -------------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $112,785,899)                                            102,443,594
                                                                   -------------
PREFERRED STOCK -- 0.4%
AUTOMOBILE MANUFACTURERES -- 0.4%
General Motors Corp., Series C                           170,177         452,671
                                                                   -------------
   TOTAL PREFERRED STOCK
      (Cost $2,570,472)                                                  452,671
                                                                   -------------
EXCHANGE TRADED FUND -- 1.4%
FINANCE -- 1.4%
iShares Russell 1000 Value Index Fund                     29,320       1,408,240
                                                                   -------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $1,215,619)                                                1,408,240
                                                                   -------------

                                    SCHNEIDER
                                   VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        Shares         Value
                                                     -----------   -------------
SHORT-TERM INVESTMENTS -- 0.7%
PNC Bank Money Market Account                                753   $     753,470
                                                                   -------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $753,470)                                                    753,470
                                                                   -------------
TOTAL INVESTMENTS -- 100.5%
   (Cost $117,325,460)**                                             105,057,975
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5)%                         (526,836)
                                                                   -------------
NET ASSETS -- 100.0%                                               $ 104,531,139
                                                                   =============

*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $ 117,325,460
                                -------------
Gross unrealized appreciation      10,290,740
Gross unrealized depreciation     (22,558,225)
                                -------------
Net unrealized depreciation     $ (12,267,485)
                                =============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCKS--99.6%
BASIC INDUSTRY--1.9%
   Innophos Holdings, Inc.                                38,100   $     593,979
   OM Group, Inc.*                                        10,600         280,900
   Schulman (A.), Inc.                                    34,700         518,071
   Xerium Technologies, Inc.*                            148,900         107,208
                                                                   -------------
                                                                       1,500,158
                                                                   -------------
CONSUMER CYCLICAL--15.7%
   ATC Technology Corp. Il                                 8,000         116,640
   Avis Budget Group, Inc.*                              145,000         696,000
   Bally Technologies, Inc.                               25,000         700,000
   Carter's, Inc.*                                        37,000         875,050
   Centex Corp.                                           28,000         236,040
   Core-Mark Holding Co., Inc.                            21,100         550,921
   Discovery Communications, Inc., Class A*               10,400         233,480
   Hawaiian Holdings, Inc.                                84,000         441,840
   IPCS, Inc.                                             37,000         670,440
   Kirkland's, Inc.                                       88,200         703,836
   Lions Gate Entertainment Corp.*                        68,300         423,460
   Modine Manufacturing Co.                               43,500         194,445
   Pantry, Inc., (The)*                                   48,400         964,128
   Papa John's International, Inc.                        21,000         569,100
   RC2 Corp.*                                              7,000          84,210
   Stage Stores, Inc.                                     43,100         522,803
   Tenneco, Inc.*                                        113,300         693,396
   Ticketmaster Entertainment, Inc.                       85,900         668,302
   TRW Automotive Holdings Corp.                          64,300         573,556
   Tupperware Brands Corp.                                25,600         622,592
   WMS Industries, Inc.*                                  25,600         908,032
   Wolverine World Wide, Inc.                             11,200         221,872
   World Fuel Services Corp.                              11,600         492,304
                                                                   -------------
                                                                      12,162,447
                                                                   -------------
CONSUMER GROWTH--24.3%
   America Service Group, Inc.*                           39,800         625,258
   American Italian Pasta Co., Class A*                   19,800         547,470
   American Medical Systems Holdings, Inc.                38,900         590,113
   BioScrip, Inc.*                                       232,515         976,563
   Bruker Corp.                                           47,400         309,522
   Cantel Medical Corp.*                                  38,800         528,068
   Cardiac Science Corp.*                                125,000         516,250
   Catalyst Health Solutions, Inc.*                       11,000         235,290

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCKS
CONSUMER GROWTH
   Centene Corp.*                                         19,200   $     349,056
   Cott Corp.                                            108,600         638,568
   Coventry Health Care, Inc.*                            34,700         626,335
   CRA International, Inc.*                               25,700         677,195
   Depomed, Inc.*                                        200,500         431,075
   Emergency Medical Services Corp., Class A*             13,900         430,900
   Endo Pharmaceuticals Holdings, Inc.*                   32,000         509,760
   Gentiva Health Services, Inc.*                          6,900         109,917
   ICON PLC - ADR*                                        13,100         228,464
   Invacare Corp.                                         21,200         359,976
   J&J Snack Foods Corp.                                  14,100         529,032
   King Pharmaceuticals, Inc.                             51,900         490,974
   Lancaster Colony Corp.                                 12,300         566,661
   LHC Group, Inc.*                                       23,900         551,373
   Lincare Holdings, Inc.*                                 8,200         178,596
   Lincoln Educational Services Corp.*                    30,400         560,576
   Noven Pharmaceuticals, Inc.*                           55,600         617,160
   Orthofix International, N.V.*                          18,800         476,016
   Par Pharmaceutical Cos., Inc.*                         57,700         770,295
   PDL BioPharma, Inc.                                    30,300         210,585
   PerkinElmer, Inc.                                      44,500         724,015
   Questcor Pharmaceuticals, Inc.*                       109,100         464,766
   Rehabcare Group, Inc.                                  29,200         637,144
   STERIS Corp.                                            1,500          35,445
   SXC Health Solutions Corp.*                            30,900         768,174
   Tyson Foods, Inc., Class A                             34,600         460,872
   Valeant Pharmaceuticals International                  23,400         537,966
   Viropharma, Inc.*                                      16,400         113,980
   WellCare Health Plans, Inc.*                           27,700         526,300
   Winn-Dixie Stores, Inc.*                               31,400         479,164
   Zoll Medical Corp.*                                    26,600         446,614
                                                                   -------------
                                                                      18,835,488
                                                                   -------------
ENERGY--2.0%
   Dresser-Rand Group, Inc.*                              29,700         831,600
   Rosetta Resources, Inc.*                               80,800         705,384
                                                                   -------------
                                                                       1,536,984
                                                                   -------------

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCKS
FINANCIAL--18.3%
   Allied World Assurance Co. Holdings Ltd.               20,800   $     785,200
   American Financial Group, Inc.                         36,200         775,404
   Amerisafe, Inc.*                                        9,700         156,655
   Arch Capital Group Ltd.*                               11,600         660,156
   Assurant, Inc.                                         29,600         699,448
   Bank Mutual Corp.                                      68,800         624,016
   Calamos Asset Management, Inc., Class A                45,200         561,384
   Center Financial Corp.                                131,800         413,852
   Coinstar, Inc.*                                        22,600         669,412
   Conseco, Inc.*                                        194,000         467,540
   Delphi Financial Group, Inc. Class A                   11,800         224,672
   Federated Investors, Inc., Class B                      9,700         242,791
   First Mercury Financial Corp.*                         45,700         670,876
   Hanover Insurance Group, Inc. (The)                    17,300         593,563
   Imperial Capital Bancorp, Inc.                         88,500          38,055
   Interactive Brokers Group, Inc., Class A*              12,000         178,440
   Knight Capital Group, Inc., Class A*                   35,700         614,397
   LaBranche & Co., Inc.*                                 38,800         167,228
   Lender Processing Services, Inc.                       21,000         610,050
   Maiden Holdings Ltd.                                   92,000         470,120
   Nelnet, Inc., Class A*                                 61,300         518,598
   Penson Worldwide, Inc.*                                79,298         783,464
   SeaBright Insurance Holdings, Inc.*                    32,600         263,734
   StanCorp Financial Group, Inc.                          5,300         164,406
   Transatlantic Holdings, Inc.                           15,400         596,134
   Tree.com, Inc.                                         42,900         441,012
   Unitrin, Inc.                                          17,400         252,648
   Waddell & Reed Financial, Inc., Class A                12,800         312,320
   White Mountains Insurance Group Ltd.                    2,800         616,000
   Wright Express Corp.*                                  26,400         656,568
                                                                   -------------
                                                                      14,228,143
                                                                   -------------
INDUSTRIAL--15.6%
   AerCap Holdings N.V.*                                  73,300         469,120
   Brink's Co., (The)                                     21,500         571,685
   Chart Industries, Inc.*                                25,200         534,996

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCKS
INDUSTRIAL
   CIRCOR International, Inc.                             15,500   $     378,200
   Consolidated Graphics, Inc.*                            6,200         100,626
   Crane Co.                                               3,500          82,530
   Diebold, Inc.                                          27,500         679,800
   Dycom Industries, Inc.*                                41,200         481,628
   DynCorp International, Inc., Class A*                  40,100         580,247
   Horizon Lines, Inc., Class A                           29,700         158,004
   Ingram Micro, Inc., Class A*                           42,900         708,708
   Manpower, Inc.                                         16,000         680,160
   MYR Group, Inc.*                                        6,100         116,510
   Navistar International Corp.*                          21,800         867,858
   NN, Inc.                                               31,000          47,740
   OceanFreight, Inc.                                    106,900         180,661
   Powell Industries, Inc.*                               15,100         593,279
   Saia, Inc.*                                            20,800         286,000
   SPX Corp.                                              10,000         459,100
   Sturm Ruger & Co, Inc.                                 53,600         636,232
   Tech Data Corp.*                                       10,900         349,018
   Thomas & Betts Corp.*                                  21,500         659,620
   Timken Co.                                             34,600         585,086
   Tredegar Corp.                                         16,300         228,526
   Ultralife Corp.*                                       49,700         344,918
   UniFirst Corp.                                            900          30,735
   Viad Corp.                                             16,900         248,261
   WABCO Holdings, Inc.                                   36,100         612,978
   WESCO International, Inc.*                             15,800         422,334
                                                                   -------------
                                                                      12,094,560
                                                                   -------------
TECHNOLOGY--21.8%
   3Com Corp.*                                           137,900         595,728
   Acxiom Corp.                                           54,200         579,398
   Alvarion Ltd.*                                         96,250         281,050
   Applied Micro Circuits Corp.*                          51,500         402,730
   Art Technology Group, Inc.                            144,000         518,400
   Checkpoint Systems, Inc.*                               8,300         116,532
   ClickSoftware Technologies Ltd.*                       63,050         249,047
   Conexant Systems, Inc.*                               107,200         124,352
   CTC Media, Inc.                                         8,000          79,280
   Fairchild Semiconductor International, Inc.            99,600         703,176

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCKS
TECHNOLOGY
   GigaMedia Ltd.*                                        44,000   $     267,080
   Himax Technologies, Inc. ADR                          112,900         409,827
   i2 Technologies, Inc.*                                 80,600         989,768
   Integrated Device Technology, Inc.*                   100,100         563,563
   JDS Uniphase Corp.*                                    66,500         358,435
   Mercury Computer Systems, Inc.                         54,300         409,422
   MicroStrategy, Inc., Class A*                           8,200         383,760
   MIPS Technologies, Inc.*                              122,800         477,692
   NCR Corp.*                                             65,900         707,766
   Net Servicos de Comunicacao SA - ADR*                  40,000         395,200
   Novatel Wireless, Inc.*                                42,100         491,728
   NTELOS Holdings Corp.                                   9,400         167,978
   OSI Systems, Inc.*                                     33,100         609,040
   Pegasystems, Inc.                                      21,100         559,994
   Photronics, Inc.*                                      84,400         266,704
   QLogic Corp.*                                          11,100         151,515
   Rackspace Hosting, Inc.                                13,000         151,710
   RadiSys Corp.*                                         82,300         712,718
   RealNetworks, Inc.*                                   141,600         362,496
   S1 Corp.*                                             111,700         757,326
   Shanda Interactive Entertainment Ltd. - ADR*            2,000         115,240
   Sierra Wireless, Inc.*                                 11,700          75,992
   Soapstone Networks, Inc.*                              21,100          79,969
   Synopsys, Inc.*                                         7,900         153,892
   Take-Two Interactive Software, Inc.                    48,800         422,608
   TeleCommunication Systems, Inc. Class A*               61,900         462,393
   Teradyne, Inc.*                                        90,800         649,220
   Tessera Technologies, Inc.*                            34,700         816,491
   TIBCO Software, Inc.*                                 101,800         674,934
   TNS, Inc.                                              35,800         674,830
                                                                   -------------
                                                                      16,968,984
                                                                   -------------
      TOTAL COMMON STOCKS
         (Cost $79,205,651)                                           77,326,764
                                                                   -------------
SHORT TERM INVESTMENTS--0.2%
   Columbia Prime Reserves Fund                          189,011         189,011
                                                                   -------------
      TOTAL SHORT TERM INVESTMENTS
         (Cost $189,011)                                                 189,011
                                                                   -------------
TOTAL INVESTMENTS--99.8%
   (Cost $79,394,662)**                                               77,515,775
                                                                   -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.2%                                                     151,618
                                                                   -------------
NET ASSETS--100.0%                                                 $  77,667,393
                                                                   =============

ADR -- American Depository Receipt.

*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                  $ 79,394,662
                                ------------
Gross unrealized appreciation     11,009,073
Gross unrealized depreciation    (12,887,960)
                                ------------
Net unrealized depreciation     $ (1,878,887)
                                ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                            Portfolio of Investments
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                      MOODY'S / S&P(B)   PAR (000'S)    FAIR VALUE
                                                      ----------------   -----------   ------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--56.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION--15.7%
   5.928% 08/01/36 (a)                                     Aaa/AAA       $     5,117   $  5,356,731
   5.968% 09/01/36 (a)                                     Aaa/AAA             3,631      3,802,256
   5.863% 11/01/36 (a)                                     Aaa/AAA             2,731      2,849,136
   5.809% 08/01/37 (a)                                     Aaa/AAA             4,339      4,523,671
                                                                                       ------------
                                                                                         16,531,794
                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--40.3%
   5.500% 12/25/24                                         Aaa/AAA             7,044        585,003
   5.500% 10/25/31                                         Aaa/AAA            15,812      1,517,744
   7.541% 04/25/32 (a)                                     Aaa/AAA             3,239        375,407
   4.500% 06/01/34                                         Aaa/AAA            14,200     14,306,500
   4.790% 12/01/34 (a)                                     Aaa/AAA             4,406      4,441,600
   6.028% 10/01/36 (a)                                     Aaa/AAA             2,708      2,837,900
   6.088% 10/01/36 (a)                                     Aaa/AAA             1,529      1,604,460
   5.500% 12/01/36                                         Aaa/AAA               481        498,422
   5.865% 12/01/36 (a)                                     Aaa/AAA             1,856      1,941,224
   5.000% 06/01/37 TBA                                     Aaa/AAA            11,300     11,568,375
   5.554% 09/01/37 (a)                                     Aaa/AAA             2,494      2,596,514
                                                                                       ------------
                                                                                         42,273,149
                                                                                       ------------
TOTAL GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $57,819,343)                                                                    58,804,943
                                                                                       ------------
MORTGAGE DERIVATIVES--13.5%
FANNIE MAE (IO)--8.1%
   4.500% 12/01/18                                         Aaa/AAA             6,515        538,694
   4.500% 01/01/19                                         Aaa/AAA             6,483        532,433
   4.500% 03/01/20                                         Aaa/AAA             2,369        179,299
   4.500% 03/01/20                                         Aaa/AAA             2,451        188,785
   5.500% 05/25/23                                         Aaa/AAA             1,640        262,615
   5.500% 07/25/28                                         Aaa/AAA            15,551        450,184
   5.000% 10/01/33                                         Aaa/AAA             9,090      1,501,126
   5.000% 12/01/33 (a)                                     Aaa/AAA             1,670        215,339
   5.000% 12/01/33                                         Aaa/AAA             2,842        342,120
   5.000% 08/01/34                                         Aaa/AAA             2,962        530,634
   5.500% 04/01/36                                         Aaa/AAA             6,934        709,775
   5.500% 04/01/36                                         Aaa/AAA            11,444      1,134,197
   6.991% 08/25/36 (a)                                     Aaa/AAA             5,583        569,663
   5.000% 10/01/36                                         Aaa/AAA             7,711      1,340,343
                                                                                       ------------
                                                                                          8,495,207
                                                                                       ------------

                                                      MOODY'S / S&P(B)   PAR (000'S)    FAIR VALUE
                                                      ----------------   -----------   ------------
MORTGAGE DERIVATIVES
FANNIE MAE (PO)--0.8%
   5.500% 06/25/36                                         Aaa/AAA             1,187   $    907,864
                                                                                       ------------
FREDDIE MAC (IO)--2.0%
   5.500% 07/15/16                                         Aaa/AAA             1,113         50,170
   5.500% 05/15/24                                         Aaa/AAA             1,057          6,993
   5.500% 12/15/24                                         Aaa/AAA               848          7,449
   6.841% 02/25/32 (a)                                     Aaa/AAA             6,021        653,842
   6.141% 06/15/36 (a)                                     Aaa/AAA             3,089        284,746
   6.236% 09/15/36 (a)                                     Aaa/AAA             5,822        560,459
   6.306% 11/15/36 (a)                                     Aaa/AAA             5,793        582,953
                                                                                       ------------
                                                                                          2,146,612
                                                                                       ------------
FREDDIE MAC (PO)--1.8%
   4.000% 09/15/35                                         Aaa/AAA             1,136        998,048
   5.896% 09/15/36                                         Aaa/AAA               994        884,318
                                                                                       ------------
                                                                                          1,882,366
                                                                                       ------------
NON-AGENCY (IO)--0.8%
   CWALT Series 2006-43CB IO
      6.000% 02/25/37                                      Aaa/AAA             5,112        825,160
                                                                                       ------------
TOTAL MORTGAGE DERIVATIVES
   (Cost $19,484,154)                                                                    14,257,209
                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS--52.4%
   Banc of America Mortgage Securities, Inc.
      Series 2005-H (a)
      4.802% 09/25/35                                      Aaa/AAA             2,000      1,106,739
   Banc of America Mortgage Securities, Inc.
      Series 2006-B (a)
      6.158% 10/20/46                                      Aaa/BB              3,560      1,587,638

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                      MOODY'S / S&P(B)   PAR (000'S)    FAIR VALUE
                                                      ----------------   -----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   Banc of America Mortgage Securities, Inc.
      Series 2007-3
      6.000% 09/25/37                                      Aaa/BBB       $     4,318   $  3,397,958
   Citigroup Mortgage Loan Trust, Inc. Series
      2007-AR8 (a)
      5.913% 07/31/37                                      Baa3/BB             3,888      2,344,427
   Countrywide Asset-Backed Certificates
      Series 2004-AB2 (a)
      0.909% 05/25/36                                      Baa3/A                500         20,095
   Countrywide Home Loan Mortgage
      Pass-Through Trust Series 2003-3 (a)
      0.809% 04/25/18                                      Aaa/AAA               904        867,646
   Countrywide Home Loan Mortgage
      Pass-Through Trust Series 2007-HY1 (a)
      5.679% 04/25/37                                      Aaa/AAA             2,249        557,370
   CWALT Series 2006-43CB
      6.000% 02/25/37                                     Aaa/BBB-             1,134        921,934
   CWALT Series 2006-HY13 (a)
      5.890% 02/25/37                                      Aaa/AAA            10,689      2,801,941
   CWALT Series 2006-J2
      6.000% 04/25/36                                     Caa1/CCC             6,990      4,429,431
   CWALT Series 2007-2CB
      5.750% 03/25/37                                       Ca/AAA             4,742      1,093,940
   CWALT Series 2007-J2
      6.000% 07/25/37                                     Caa1/Aaa             1,718        939,228
   Fannie Mae REMICS Series 2003-1
      5.500% 04/25/28                                      Aaa/AAA             5,369      5,391,343

                                                      MOODY'S / S&P(B)   PAR (000'S)    FAIR VALUE
                                                      ----------------   -----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   Fannie Mae REMICS Series 2005-25 (a)
      0.659% 04/25/35                                      Aaa/AAA       $     2,048   $  2,003,442
   Fannie Mae REMICS Series 2005-47
      5.500% 09/25/24                                      Aaa/AAA             1,643      1,659,913
   Fannie Mae REMICS Series 2005-57
      5.500% 05/25/27                                      Aaa/AAA               872        887,426
   Fannie Mae REMICS Series 2006-61
      6.000% 10/25/30                                      Aaa/AAA             3,701      3,779,784
   Fannie Mae REMICS Series 2009-40
      3.000% 02/25/26                                      Aaa/AAA             2,050      2,053,811
   First Horizon Asset Securities, Inc.
      Series 2006-AR1 (a)
      5.856% 05/25/36                                     Baa1/AAA             3,508      1,030,855
   Freddie Mac REMICS Series 2590
      5.000% 04/15/16                                      Aaa/AAA             3,679      3,718,289
   Freddie Mac REMICS Series 2752 (a)
      0.694% 12/15/30                                      Aaa/AAA               836        831,272
   Freddie Mac REMICS Series 2995 (a)
      0.744% 06/15/35                                      Aaa/AAA             1,411      1,404,919
   JPMorgan Mortgage Trust Series 2005-A4 (a)
      5.161% 07/25/35                                      Aaa/AAA             1,104        941,396
   JPMorgan Mortgage Trust Series 2005-A6 (a)
      4.974% 08/25/35                                      Aaa/AAA               739        493,985
   Residential Asset Securitiation Trust
      Series 2007-A5
      6.000% 05/25/37                                      Caa2/B-             1,492        909,339

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                  MAY 31, 2009
                                   (UNAUDITED)

   Residential Funding Mortgage Securities I
      Series 2006-SA4 (a)
      6.116% 11/25/36                                       B3/A               6,142      3,680,508

                                                      MOODY'S / S&P(B)   PAR (000'S)    FAIR VALUE
                                                      ----------------   -----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   Residential Funding Mortgage Securities I
      Series 2007-SA2 (a)
      5.661% 04/25/37                                       Ca/B         $     3,922   $    922,997
   Washington Mutual, Inc. Series 2007-HY3 (a)
      5.331% 03/25/37                                       Aaa/B              1,646        184,089
   Washington Mutual, Inc. Series 2007-HY4 (a)
      5.478% 04/25/37                                       Aaa/B              3,741      2,212,740
   Wells Fargo Mortgage Backed Securities
      Trust  Series 2007-10
      6.250% 07/25/37                                      B1/AAA              3,708      2,832,725
                                                                                       ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $90,314,173)                                                                    55,007,180
                                                                                       ------------
U.S. TREASURY OBLIGATIONS--0.4%
U.S. TREASURY NOTE--0.4%
   U.S. Treasury Notes
      1.500% 10/31/10                                                            400        404,750
                                                                                       ------------
                                                                                            404,750
                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $401,984)                                                                          404,750
                                                                                       ------------
TOTAL INVESTMENTS--122.3%
   (COST $168,019,654)**                                                                128,474,082
                                                                                       ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS(c)(d)--(22.3)%                                                          (23,454,879)
                                                                                       ------------
NET ASSETS--100.0%                                                                     $105,019,203
                                                                                       ============

IO Interest Only

PO Principal Only

TBA To Be Announced

(a) Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.

(b) Where S&P rating is not available, Fitch rating is substituted, if available.

(c) Liabilities in excess of other assets include interest rate swaps as follows:

                                    NOTIONAL                             UNREALIZED
                                     AMOUNT    FIXED                    APPRECIATION
COUNTERPARTY     TERMINATION DATE     (000)     RATE   FLOATING RATE   (DEPRECIATION)
------------     ----------------   --------   -----   -------------   --------------
Deutsche Bank*      09/17/2013       $20,000   4.52%   3 Month LIBOR    $(1,633,740)

*    Portfolio pays the fixed rate and receives the floating rate.

(d) All or a portion of the security was held as collateral for the following Futures contracts open at May 31, 2009:

                                                                                            UNREALIZED
NUMBER OF                                        EXPIRATION     VALUE AT      VALUE AT     APPRECIATION
CONTRACTS                      TYPE                 MONTH      TRADE DATE    05/31/2009   (DEPRECIATION)
---------          ---------------------------   ----------   -----------   -----------   --------------
LONG POSITIONS:
        25         90 Day Euro                     03/2010    $ 6,127,580   $ 6,182,188      $54,608
       120         U.S. Treasury 10 Year Notes     09/2009     14,025,336    14,040,000       14,664
SHORT POSITIONS:
        43         U.S. Treasury 2 Year Notes      09/2009      9,316,771     9,322,938       (6,167)
        53         U.S. Treasury 5 Year Notes      09/2009      6,138,797     6,119,844       18,953
                                                                                             -------
                                                                                             $82,058
                                                                                             =======

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $168,019,654
                                ------------
Gross unrealized appreciation      1,821,789
Gross unrealized depreciation    (41,367,361)
                                ------------
Net unrealized depreciation     $(39,545,572)
                                ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        Shares         Value
                                                     -----------   -------------
DOMESTIC COMMON STOCKS -- 97.5%
BANKING -- 0.7%
Wells Fargo & Co.                                          5,000   $     127,500
                                                                   -------------
CAPITAL GOODS -- 4.5%
Danaher Corp.                                              5,500         331,925
First Solar, Inc.*                                         1,000         190,000
Precision Castparts Corp.                                  3,000         247,710
                                                                   -------------
                                                                         769,635
                                                                   -------------
CONSUMER SERVICES -- 2.2%
Yum! Brands, Inc.                                         10,900         377,467
                                                                   -------------
DIVERSIFIED FINANCIALS -- 9.5%
CME Group, Inc.                                              700         225,148
Goldman Sachs Group, Inc., (The)                           5,600         809,592
IntercontinentalExchange, Inc.*                            1,700         183,243
Morgan Stanley                                            13,700         415,384
                                                                   -------------
                                                                       1,633,367
                                                                   -------------
ENERGY -- 11.3%
Anadarko Petroleum Corp.                                   5,300         253,234
National Oilwell Varco, Inc.*                              6,600         254,892
Schlumberger Ltd.                                          5,100         291,873
Transocean Ltd.*                                           1,800         143,064
Weatherford International Ltd.*                           25,300         523,710
XTO Energy, Inc.                                          11,000         470,470
                                                                   -------------
                                                                       1,937,243
                                                                   -------------
FOOD & STAPLES RETAILING -- 3.5%
CVS Caremark Corp.                                         8,000         238,400
Wal-Mart Stores, Inc.                                      7,300         363,102
                                                                   -------------
                                                                         601,502
                                                                   -------------
FOOD, BEVERAGES & TOBACCO -- 0.8%
Coca-Cola Co., (The)                                       2,900         142,564
                                                                   -------------
HEALTH CARE EQUIPMENT & SERVICES -- 1.5%
Life Technologies Corp.*                                   3,700         143,486
Medco Health Solutions, Inc.*                              2,400         110,136
                                                                   -------------
                                                                         253,622
                                                                   -------------
INSURANCE -- 1.2%
Allstate Corp., (The)                                      4,100         105,493
Prudential Financial, Inc.                                 2,500          99,775
                                                                   -------------
                                                                         205,268
                                                                   -------------
MATERIALS -- 10.5%
Freeport-McMoRan Copper & Gold, Inc.                       9,400         511,642
Monsanto Co.                                               7,300         599,695
Mosaic Co., (The)                                         10,200         557,940
Newmont Mining Corp.                                       2,700         131,949
                                                                   -------------
                                                                       1,801,226
                                                                   -------------

                                                        Shares         Value
                                                     -----------   -------------
DOMESTIC COMMON STOCKS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
   SCIENCES -- 3.3%
Genzyme Corp.*                                             3,000   $     177,420
Gilead Sciences, Inc.*                                     4,140         178,434
Johnson & Johnson                                          3,700         204,092
                                                                   -------------
                                                                         559,946
                                                                   -------------
RETAILING -- 14.8%
Amazon.com, Inc.*                                          9,200         717,508
Bed Bath & Beyond, Inc.*                                   4,000         112,440
Best Buy Co., Inc.                                         7,300         256,230
Home Depot, Inc.                                           9,700         224,652
Kohl's Corp.*                                             12,700         539,369
Lowe's Cos., Inc.                                         18,900         359,289
Staples, Inc.                                              8,300         169,735
Target Corp.                                               4,200         165,060
                                                                   -------------
                                                                       2,544,283
                                                                   -------------
SEMICONDUCTORS & SEMICONDUCTORS EQUIPMENT -- 6.5%
Broadcom Corp., Class A*                                  20,200         514,696
NVIDIA Corp.*                                             15,100         157,493
Texas Instruments, Inc.                                   16,100         312,340
Xilinx, Inc.                                               6,200         128,588
                                                                   -------------
                                                                       1,113,117
                                                                   -------------
SOFTWARE & SERVICES -- 8.9%
Cognizant Technology Solutions Corp., Class A*            17,900         450,901
Google, Inc., Class A*                                     1,700         709,291
Visa, Inc., Class A                                        5,400         365,634
                                                                   -------------
                                                                       1,525,826
                                                                   -------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 16.4%
Apple, Inc.*                                               3,300         448,173
Cisco Systems, Inc.*                                      14,900         275,650
Corning, Inc.                                             20,600         302,820
EMC Corp.*                                                17,300         203,275
International Business Machines Corp.                      1,900         201,932
Juniper Networks, Inc.*                                    9,300         229,989
NetApp, Inc.*                                             24,700         481,650
QUALCOMM, Inc.                                            15,300         666,927
                                                                   -------------
                                                                       2,810,416
                                                                   -------------
TELECOMMUNICATIONS -- 0.9%
Verizon Communications, Inc.                               5,300         155,078
                                                                   -------------
TRANSPORTATION -- 1.0%
United Parcel Service, Inc., Class B                       3,200         163,648
                                                                   -------------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $14,858,331)                                              16,721,708
                                                                   -------------

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        Shares         Value
                                                     -----------   -------------
SHORT-TERM INVESTMENTS -- 2.5%
PNC Bank Money Market Account                            433,941   $     433,941
                                                                   -------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $433,941)                                                    433,941
                                                                   -------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $15,292,272)**                                               17,155,649

ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.0%                                639
                                                                   -------------

NET ASSETS -- 100.0%                                               $  17,156,288
                                                                   =============

*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                  $  15,292,911
                                -------------
Gross unrealized appreciation       2,084,857
Gross unrealized depreciation        (221,480)
                                -------------
Net unrealized appreciation     $   1,863,377
                                =============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                          FREE MARKET FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        Number
                                                      of Shares        Value
                                                     -----------   -------------
FIXED INCOME FUNDS -- 99.9%
DFA Five-Year Global Fixed Income Portfolio            3,898,249   $  43,114,629
DFA Five-Year Government Portfolio                     2,384,344      25,870,134
DFA Intermediate Government Fixed Income Portfolio     1,420,221      17,340,903
DFA One-Year Fixed Income Series                       4,169,748      42,781,615
DFA Two-Year Global Fixed Income Series                4,048,768      43,038,398
                                                                   -------------
   Total Fixed Income Funds
      (Cost $168,344,924)                                            172,145,679
                                                                   -------------
TEMPORARY INVESTMENT -- 0.2%
PNC Bank Money Market Account                            257,868         257,868
                                                                   -------------
   TOTAL TEMPORARY INVESTMENT
      (Cost $257,868)                                                    257,868
                                                                   -------------
TOTAL INVESTMENTS -- 100.1%
   (Cost $168,602,792)*                                            $ 172,403,547
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                         (108,361)
                                                                   -------------
NET ASSETS -- 100.0%                                               $ 172,295,186
                                                                   =============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $ 168,602,792
                                -------------
Gross unrealized appreciation       4,004,104
Gross unrealized depreciation        (203,349)
                                -------------
Net unrealized depreciation     $   3,800,755
                                =============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                      FREE MARKET INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        Number
                                                      of Shares        Value
                                                     -----------   -------------
INTERNATIONAL EQUITY FUNDS -- 100.3%
Asia Pacific Small Company Portfolio                     271,952   $   4,277,802
Continental Small Company Portfolio                      601,899       7,583,934
DFA International Small Cap Value Portfolio            6,389,095      80,758,161
DFA International Value Portfolio III                  4,536,247      60,649,618
Emerging Markets Portfolio                               489,136      10,584,894
Emerging Markets Small Cap Portfolio                     683,764       9,832,527
Emerging Markets Value Portfolio                         405,167       9,817,186
Japanese Small Company Portfolio                         310,931       4,116,734
Large Cap International Portfolio                        627,141      10,078,153
United Kingdom Small Company Portfolio                   238,147       3,960,387
                                                                   -------------
   Total International Equity Funds
      (Cost $233,724,277)                                            201,659,396
                                                                   -------------
SHORT-TERM INVESTMENT -- 0.1%
PNC Bank Money Market Account                            182,473         182,473
                                                                   -------------
   TOTAL SHORT-TERM INVESTMENT
      (Cost $182,473)                                                    182,473
                                                                   -------------

TOTAL INVESTMENTS -- 100.4%
   (Cost $233,906,750)*                                            $ 201,841,869
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4)%                         (730,076)
                                                                   -------------
NET ASSETS -- 100.0%                                               $ 201,111,793
                                                                   =============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $ 233,906,750
                                -------------
Gross unrealized appreciation               0
Gross unrealized depreciation     (32,064,881)
                                -------------
Net unrealized depreciation     $ (32,064,881)
                                =============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                          FREE MARKET U.S. EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2009
                                   (UNAUDITED)

                                                        Number
                                                      of Shares        Value
                                                     -----------   -------------
EQUITY FUNDS -- 100.0%
U.S. Large Cap Value Portfolio III                     6,756,143   $  71,209,749
U.S. Large Company Institutional Index Portfolio       4,815,529      34,960,742
U.S. Micro Cap Portfolio                               4,200,236      35,491,993
U.S. Small Cap Portfolio                               2,749,403      35,439,799
U.S. Small Cap Value Portfolio                         3,916,992      59,068,239
                                                                   -------------
   Total Equity Funds
      (Cost $295,085,030)                                            236,170,522
                                                                   -------------
SHORT-TERM INVESTMENT -- 0.1%
PNC Bank Money Market Account                            160,806         160,806
                                                                   -------------
   TOTAL SHORT-TERM INVESTMENT
      (Cost $160,806)                                                    160,806
                                                                   -------------
TOTAL INVESTMENTS -- 100.1%
   (Cost $295,245,836)*                                            $ 236,331,328
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                         (122,223)
                                                                   -------------
NET ASSETS -- 100.0%                                               $ 236,209,105
                                                                   =============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $ 295,245,836
                                -------------
Gross unrealized appreciation               0
Gross unrealized depreciation     (58,914,508)
                                -------------
Net unrealized depreciation     $ (58,914,508)
                                =============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for the fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The Funds have adopted FAS 157 as of September 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted price in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates , prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of May 31, 2009 is as follows:

                                                   LEVEL 1 -         LEVEL 2 -            LEVEL 3 -
                     FUND                           QUOTED         SIGNIFICANT          SIGNIFICANT
    INVESTMENTS IN SECURITIES MARKET VALUE          PRICES      OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
----------------------------------------------   ------------   -----------------   --------------------
Money Market Portfolio                           $         --      $523,009,601           $     --
Senbanc Fund                                       29,544,753
Robeco Boston Partners Small Cap Value Fund II     57,196,985
Robeco Boston Partners Long/Short Equity Fund      39,489,538
Robeco Boston Partners Mid Cap Fund                39,393,580
Robeco Boston Partners All-Cap Fund                47,355,504          (748,812)           305,246
Robeco WPG Small Cap Value Fund                    28,984,724
Robeco SAM Sustainable Climate Fund                 2,967,290
Robeco SAM Sustainable Water Fund                   3,733,053
Schneider Small Cap Value Fund                    106,604,676            25,213
Schneider Value Fund                              105,057,975
Bogle Small Cap Growth Fund                        77,515,775
Bear Stearns CUFS MLP Mortgage Portfolio                            128,474,082
Marvin & Palmer Large Cap Growth Fund              17,155,649
Free Market Fixed Income Fund                     172,403,547
Free Market International Equity Fund             201,841,869
Free Market US Equity Fund                        236,331,328

         OTHER FINANCIAL INSTRUMENTS*
----------------------------------------------
Bear Stearns CUFS MLP Mortgage Portfolio         $         --      $ (1,551,682)          $     --

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

ROBECO BP ALL-CAP FUND

Balance as of August 31, 2008                                $ 1,661,009
Accrued discounts/premiums                                         1,495
Realized Gain/(Loss)                                                  28
Change in unrealized appreciation (depreciation)              (1,283,175)
Net purchases (sales)                                           (409,196)
Transfers in and/or out of Level 3                               335,085
                                                             -----------
Balance as of May 31, 2009                                   $   305,246
                                                             ===========

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, the Adviser is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.


Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RBB Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Salvatore Faia
                         -------------------------------------------------------
                           Salvatore Faia, President
                           (principal executive officer)

Date                       July 23, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Salvatore Faia
                         -------------------------------------------------------
                           Salvatore Faia, President
                           (principal executive officer)

Date                       July 23, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Joel Weiss
                         -------------------------------------------------------
                           Joel Weiss, Treasurer
                           (principal financial officer)

Date                       July 23, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.